UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03395

Franklin Federal Tax-Free Income Fund
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906
(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 4/30

Date of reporting period: 7/31/13

Item 1. Schedule of Investments.

Franklin Federal Tax-Free Income Fund
Statement of Investments, July 31, 2013 (unaudited)

		Principal Amount		Value
Municipal Bonds 99.4%				
Alabama 1.3%				
Alabama State Incentives Financing Authority Special Obligation Revenue, Series A, 5.00%, 9/01/42	$	14,300,000	$	14,413,685
Alabama State Port Authority Docks Facilities Revenue, Refunding, 6.00%, 10/01/40		6,000,000		6,665,040
Birmingham Waterworks Board Water Revenue,				
Series A, Assured Guaranty, 5.125%, 1/01/34		5,600,000		5,798,632
Series B, 5.00%, 1/01/38		3,500,000		3,539,130
Series B, 5.00%, 1/01/43		13,000,000		13,047,840
Courtland IDB Solid Waste Disposal Revenue, Champion International Corp. Project, Refunding, 6.00%, 8/01/29		12,000,000		12,040,320
East Alabama Health Care Authority Health Care Facilities Revenue, Mandatory Put 9/01/18, Series B, 5.50%, 9/01/33		18,500,000		20,958,465
Mobile GO, wts., Refunding and Improvement, AMBAC Insured, 5.00%, 2/15/30		5,000,000		5,271,600
Montgomery County PBA Revenue, wts., Facilities Project, NATL Insured, 5.00%, 3/01/31		6,250,000		6,644,813
Tuscaloosa Public Educational Building Authority Student Housing Revenue, Ridgecrest Student Housing LLC, University of Alabama Ridgecrest Residential Project, Assured Guaranty, 6.75%, 7/01/38		10,000,000		10,938,600
University of Alabama General Revenue, Series A,				
NATL Insured, Pre-Refunded, 5.00%, 7/01/29		10,000,000		10,237,700
NATL Insured, Pre-Refunded, 5.00%, 7/01/34		10,500,000		10,733,310
XLCA Insured, 5.00%, 7/01/28		5,000,000		5,399,200
XLCA Insured, 5.00%, 7/01/32		5,500,000		5,921,355
University of South Alabama University Tuition Revenue, Capital Improvement, Refunding, AMBAC Insured, 5.00%, 12/01/36		11,570,000		12,135,194
				143,744,884
Alaska 0.4%				
Alaska State HFC Revenue, General Housing Purpose, Series A, FGIC Insured, 5.00%,				
12/01/29		4,000,000		4,113,800
12/01/30		3,500,000		3,595,900
Alaska State International Airports Revenue,				
Series B, NATL Insured, 5.00%, 10/01/28		5,100,000		5,125,245
Series C, 5.00%, 10/01/33		12,565,000		12,914,056
Matanuska-Susitna Borough Lease Revenue, Goose Creek Correctional Center Project, Assured Guaranty, 6.00%, 9/01/32		20,000,000		21,788,200
				47,537,201
Arizona 2.9%				
Arizona State Board of Regents Arizona State University System Revenue, Refunding, Series A, 5.00%, 7/01/37		10,000,000		10,311,300
Arizona State Board of Regents University of Arizona System Revenue, Series A, 5.00%, 6/01/42		10,000,000		10,330,700
Arizona State COP, Department of Administration, Series A, AGMC Insured, 5.00%, 10/01/27		14,440,000		15,115,936
Arizona State Lottery Revenue, Series A, AGMC Insured, 5.00%, 7/01/27		15,000,000		15,900,600
Downtown Phoenix Hotel Corp. Revenue, Senior Series A, FGIC Insured, 5.00%, 7/01/29		14,465,000		14,467,604
Glendale Municipal Property Corp. Excise Tax Revenue, Refunding, Series C, 5.00%, 7/01/38		15,500,000		15,557,040
Glendale Western Loop 101 Public Facilities Corp. Excise Tax Revenue, third lien, Series A, Pre-Refunded, 6.25%, 7/01/38		10,000,000		10,244,300
Maricopa County PCC, PCR, El Paso Electric Co. Palo Verde Project, Series A, 7.25%, 2/01/40		10,000,000		11,200,600
Mesa Excise Tax Revenue, Obligations, 5.00%, 7/01/32		15,200,000		15,853,904
Mesa Utility Systems Revenue, 4.00%, 7/01/36		20,000,000		17,106,800
Navajo County PCC Revenue, Mandatory Put 6/01/16, Series E, 5.75%, 6/01/34		7,200,000		8,046,576
Phoenix Civic Improvement Corp. Airport Revenue,				
junior lien, Series A, 5.00%, 7/01/40		24,000,000		24,040,560
senior lien, Series A, 5.00%, 7/01/33		28,000,000		29,682,800
Phoenix Civic Improvement Corp. Distribution Revenue, Capital Appreciation, Civic Plaza Expansion Project, Series B, NATL RE, FGIC Insured, 5.50%,				
7/01/32		6,000,000		6,510,000
7/01/34		5,000,000		5,375,800
7/01/35		9,860,000		10,565,976
Phoenix Civic Improvement Corp. Water System Revenue, junior lien, Refunding, Series A, 5.00%,				
7/01/32		21,095,000		22,583,252
7/01/34		10,000,000		10,618,200
Pima County IDA Lease Revenue,				
Clark County Detention Facility Project, 5.00%, 9/01/39		20,000,000		20,015,400
Metro Police Facility, Nevada Project, Series A, 5.25%, 7/01/31		8,900,000		8,993,984
Metro Police Facility, Nevada Project, Series A, 5.50%, 7/01/39		22,500,000		22,690,350
Pinal County Electric District No. 3 Revenue, Refunding, 5.25%, 7/01/36		10,000,000		10,167,600
Salt River Project Agricultural Improvement and Power District Electric System Revenue, Salt River Project, Series A, 5.00%, 1/01/38		10,000,000		10,318,300

Franklin Federal Tax-Free Income Fund

Statement of Investments, July 31, 2013 (unaudited) *(continued)*

University Medical Center Corp. Hospital Revenue, 5.00%, 7/01/35	7,000,000	7,019,810
		332,717,392
Arkansas 0.1%		
University of Arkansas University Revenue, Various Facility, Fayetteville Campus, Series B, 5.00%,		
11/01/37	3,100,000	3,228,960
11/01/42	9,360,000	9,742,450
		12,971,410
California 12.4%		
Bay Area Toll Authority Toll Bridge Revenue, San Francisco Bay Area,		
Refunding, Series F-1, 5.00%, 4/01/28	24,000,000	25,502,400
Refunding, Series F-1, 5.00%, 4/01/34	20,250,000	21,022,942
Refunding, Series F-1, 5.00%, 4/01/34	9,530,000	9,914,631
Refunding, Series F-1, 5.00%, 4/01/39	14,000,000	14,325,640
Refunding, Series F-1, 5.50%, 4/01/43	30,000,000	31,437,900
Series F, Pre-Refunded, 5.00%, 4/01/31	20,000,000	22,337,200
California Educational Facilities Authority Revenue, Carnegie Institute of Washington, Refunding, Series A, 5.00%, 7/01/40	24,525,000	25,113,355
California Infrastructure and Economic Development Bank Revenue, Bay Area Toll Bridges, first lien, Series A, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/33	24,500,000	28,568,960
California State Economic Recovery GO, Refunding, Series A, 5.25%, 7/01/21	28,580,000	33,347,716
California State GO,		
5.50%, 11/01/33	1,935,000	1,947,210
Pre-Refunded, 5.00%, 2/01/26	20,000,000	20,000,000
Pre-Refunded, 5.50%, 11/01/33	565,000	572,187
Various Purpose, 6.00%, 5/01/18	535,000	541,265
Various Purpose, 5.90%, 4/01/23	1,200,000	1,207,488
Various Purpose, 5.00%, 10/01/29	15,000,000	15,835,650
Various Purpose, 6.00%, 4/01/38	100,000,000	111,689,000
Various Purpose, 6.00%, 11/01/39	25,000,000	28,146,000
Various Purpose, 5.25%, 11/01/40	50,000,000	51,667,000
Various Purpose, FGIC Insured, 6.00%, 5/01/20	850,000	859,019
Various Purpose, Pre-Refunded, 5.25%, 11/01/25	16,260,000	16,457,234
Various Purpose, Refunding, 5.25%, 3/01/30	30,000,000	31,633,200
Various Purpose, Refunding, 6.00%, 3/01/33	12,000,000	13,907,640
Various Purpose, Refunding, 5.25%, 3/01/38	20,000,000	20,772,000
Various Purpose, Refunding, 5.50%, 3/01/40	25,000,000	26,480,750
Various Purpose, Refunding, 5.00%, 2/01/43	35,000,000	35,501,550
California State Health Facilities Financing Authority Revenue, Children's Hospital of Orange County, Series A, 6.50%,		
11/01/24	5,000,000	5,788,300
11/01/38	8,000,000	9,046,880
California State Public Works Board Lease Revenue,		
Department of Education, Riverside Campus Project, Series B, 6.125%, 4/01/28	2,740,000	3,157,603
Department of General Services, Office Buildings 8 and 9 Renovation, Series A, 6.00%, 4/01/27	3,980,000	4,587,706
Department of General Services, Office Buildings 8 and 9 Renovation, Series A, 6.125%, 4/01/29	5,000,000	5,723,050
Various Capital Projects, Series A, 5.00%, 4/01/30	18,000,000	18,392,040
Various Capital Projects, Series A, 5.00%, 4/01/33	12,475,000	12,587,649
Various Capital Projects, Series I, 6.125%, 11/01/29	29,300,000	33,930,865
California Statewide CDA, PCR, Refunding, 4.50%, 9/01/29	14,830,000	14,645,811
California Statewide CDA Revenue,		
Adventist Health System/West, Series B, Assured Guaranty, 5.00%, 3/01/37	10,000,000	10,024,600
St. Joseph Health System, Series B, FGIC Insured, 5.75%, 7/01/47	5,000,000	5,333,300
St. Joseph Health System, Series E, AGMC Insured, 5.25%, 7/01/47	10,000,000	10,133,100
Colton Joint USD, GO, San Bernardino and Riverside Counties, Election of 2008, Series A, Assured Guaranty, 5.375%, 8/01/34	15,000,000	15,794,850
Corona-Norco USD, GO, Riverside County, Capital Appreciation, Election of 2006, Series C, AGMC Insured,		
zero cpn., 8/01/39	7,500,000	1,753,875
zero cpn. to 8/01/17, 6.20% thereafter, 8/01/29	3,250,000	2,865,720
zero cpn. to 8/01/17, 6.80% thereafter, 8/01/39	8,500,000	7,456,115
Foothill/Eastern Transportation Corridor Agency Toll Road Revenue, Capital Appreciation, Refunding,		
5.85%, 1/15/23	35,000,000	35,598,150
5.75%, 1/15/40	20,000,000	19,376,400
zero cpn., 1/15/24	65,000,000	35,020,700
Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue, Enhanced, Asset-Backed, Refunding, Series A, AMBAC Insured, 5.00%, 6/01/45	13,255,000	12,665,285

Franklin Federal Tax-Free Income Fund
Statement of Investments, July 31, 2013 (unaudited) *(continued)*

Hartnell Community College District GO, Monterey and San Benito Counties, Capital Appreciation, Election of 2002, Series D, zero cpn., 8/01/39	45,000,000	8,233,650
Jefferson UHSD San Mateo County GO, Capital Appreciation, Election of 2006, Series D, zero cpn.,		
8/01/35	10,500,000	2,206,680
8/01/40	10,000,000	1,375,000
8/01/41	13,590,000	1,715,737
Los Angeles Community College District GO, Election of 2008, Series C, 5.25%, 8/01/39	30,000,000	32,115,600
Los Angeles Department of Airports Airport Revenue, Los Angeles International Airport, Senior,		
Refunding, Series A, 5.00%, 5/15/40	25,485,000	25,863,452
Series D, 5.00%, 5/15/40	50,000,000	50,742,500
Los Angeles USD, GO,		
Election of 2002, Series B, AMBAC Insured, 4.50%, 7/01/31	28,745,000	29,541,524
Election of 2004, Series F, AGMC Insured, 5.00%, 7/01/30	52,475,000	55,673,876
Election of 2004, Series G, AMBAC Insured, 5.00%, 7/01/26	10,250,000	10,999,377
Election of 2004, Series G, AMBAC Insured, 5.00%, 7/01/31	10,000,000	10,560,800
Series KRY, 5.25%, 7/01/34	36,625,000	38,482,254
Metropolitan Water District of Southern California Waterworks Revenue, Series B-2, NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 10/01/27	9,645,000	9,717,434
M-S-R Energy Authority Gas Revenue, Series B, 6.50%, 11/01/39	12,500,000	14,396,500
New Haven USD, GO, Alameda County, Capital Appreciation, Assured Guaranty, zero cpn.,		
8/01/31	2,055,000	790,785
8/01/32	7,830,000	2,815,276
8/01/33	7,660,000	2,594,519
Placentia-Yorba Linda USD, GO, Orange County, Election of 2008, Series A, 5.25%, 8/01/32	24,490,000	26,459,486
Pomona USD, GO, Los Angeles County, Election of 2008, Series A, Assured Guaranty, 5.00%, 8/01/29	5,585,000	5,852,521
Rialto USD, GO, San Bernardino County, Series A, AGMC Insured, zero cpn., 8/01/36	20,000,000	5,348,800
Sacramento County Airport System Revenue, Senior Series B, AGMC Insured, 5.25%, 7/01/33	16,355,000	17,005,602
San Diego Public Facilities Financing Authority Water Revenue, Series B, 5.375%, 8/01/34	15,000,000	16,254,750
San Francisco City and County COP, Multiple Capital Improvement Projects, Series A, 5.25%, 4/01/31	10,000,000	10,294,700
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,		
Capital Appreciation, Refunding, Series A, 5.75%, 1/15/21	50,000,000	51,225,000
Capital Appreciation, senior lien, ETM, zero cpn., 1/01/23	7,000,000	5,299,910
senior lien, Capital Appreciation, 5.00%, 1/01/33	5,000,000	4,692,450
San Mateo UHSD, GO, Capital Appreciation, Election of 2010,		
Refunding, Series A, zero cpn. to 9/01/28, 6.70% thereafter, 9/01/41	20,000,000	9,368,600
Series A, zero cpn. to 9/01/28, 6.45% thereafter, 9/01/33	5,725,000	2,665,846
San Mateo-Foster City School District GO, Capital Appreciation, Election of 2008, Series A, zero cpn. to 8/01/26, 6.625% thereafter, 8/01/42	40,000,000	18,517,600
Santa Ana USD, GO, Orange County, Capital Appreciation, Election of 2008, Series B, Assured Guaranty, zero cpn.,		
8/01/35	10,000,000	2,766,600
8/01/36	18,865,000	4,889,997
8/01/37	10,000,000	2,427,200
Santa Clara County GO, Election of 2008, Series A, 5.00%, 8/01/34	25,000,000	26,483,500
Upland USD, GO, San Bernardino County, Election of 2008, Series B, zero cpn., 8/01/39	50,075,000	9,800,679
Washington Township Health Care District Revenue, Series A, 6.25%, 7/01/39	3,000,000	3,210,090
West Contra Costa USD, GO, Election of 2005, Series C-1, Assured Guaranty, zero cpn.,		
8/01/29	10,000,000	4,186,900
8/01/30	20,845,000	8,156,440
8/01/31	20,000,000	7,315,200
8/01/32	10,730,000	3,697,558
Whittier UHSD, GO, Los Angeles County, Capital Appreciation, Election of 2008, Refunding, Series A, zero cpn., 8/01/34	20,000,000	5,849,800
		1,402,264,129
Colorado 2.5%		
Aurora Water Improvement Revenue, first lien, Series A, AMBAC Insured, 5.00%,		
8/01/32	10,000,000	10,493,100
8/01/36	41,235,000	43,065,834
8/01/39	26,930,000	27,833,501
Colorado State Board of Governors University Enterprise System Revenue, Series A,		
5.00%, 3/01/38	10,000,000	10,280,400
5.00%, 3/01/41	8,000,000	8,178,800
AGMC Insured, 5.00%, 3/01/37	10,000,000	10,255,800
NATL RE, FGIC Insured, 5.00%, 3/01/37	1,700,000	1,743,486
NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 3/01/37	8,300,000	9,484,161
Colorado State COP, UCDHSC Fitzsimons Academic Projects, Refunding, Series A, 5.00%, 11/01/28	10,000,000	10,642,400

Franklin Federal Tax-Free Income Fund
Statement of Investments, July 31, 2013 (unaudited) *(continued)*

11/01/29	5,000,000	5,270,150
Colorado State Health Facilities Authority Revenue,		
Health Facility Authority, Hospital, Refunding, Series B, AGMC Insured, 5.25%, 3/01/36	10,000,000	10,182,800
Valley View Hospital Assn. Project, Refunding, 5.50%, 5/15/28	5,000,000	5,166,850
Valley View Hospital Assn. Project, Refunding, 5.75%, 5/15/36	7,000,000	7,172,270
Colorado State Higher Education Capital Construction Lease Purchase Financing Program COP,		
5.50%, 11/01/27	7,335,000	8,149,845
Pre-Refunded, 5.50%, 11/01/27	2,665,000	3,228,541
Colorado Water Resources and Power Development Authority Water Resources Revenue, Arapahoe County Water and Wastewater Public Improvement District Project, Series E, NATL Insured, 5.00%, 12/01/35	10,000,000	10,161,400
Denver City and County Airport System Revenue, Series B,		
5.25%, 11/15/33	16,405,000	16,836,287
5.00%, 11/15/37	15,000,000	15,109,650
4.00%, 11/15/43	10,250,000	8,598,213
Mesa State College Auxiliary Facilities Enterprise Revenue, XLCA Insured, Pre-Refunded, 5.00%, 5/15/35	9,950,000	10,763,612
Park Creek Metropolitan District Revenue, Senior Property Tax Support, Refunding and Improvement, Assured Guaranty, 6.25%, 12/01/30	6,000,000	6,496,260
Public Authority for Colorado Energy Natural Gas Purchase Revenue, 6.50%, 11/15/38	20,000,000	23,043,000
Regional Transportation District Sales Tax Revenue, FasTracks Project, Series A, 5.00%, 11/01/32	10,000,000	10,559,700
Thornton Water Enterprise Revenue, NATL Insured, Pre-Refunded, 5.00%, 12/01/34	10,000,000	10,626,600
University of Colorado Enterprise System Revenue, University of Colorado Regents, Series A, 5.375%, 6/01/32	3,500,000	3,792,915
		287,135,575
Connecticut 0.4%		
Connecticut State Special Tax Obligation Revenue, Transportation Infrastructure Purposes, Series A, 5.00%,		
1/01/30	17,345,000	18,454,907
1/01/31	27,000,000	28,577,070
Meriden Housing Authority MFR, Connecticut Baptist Housing Project, GNMA Secured, 5.80%, 8/20/39	2,465,000	2,492,090
		49,524,067
District of Columbia 2.6%		
District of Columbia Ballpark Revenue, Series B-1, BHAC Insured, 5.00%,		
2/01/24	12,120,000	12,578,984
2/01/25	7,000,000	7,243,110
2/01/26	9,950,000	10,252,480
District of Columbia Hospital Revenue, Children's Hospital Obligated Group, Sub Series 1, AGMC Insured, 5.45%, 7/15/35	23,900,000	24,311,319
District of Columbia Income Tax Secured Revenue,		
Refunding, Series A, 5.00%, 12/01/31	10,000,000	10,752,000
Refunding, Series D, 4.00%, 12/01/37	3,740,000	3,359,268
Series A, 5.25%, 12/01/34	11,000,000	11,907,610
Series C, 4.00%, 12/01/37	8,900,000	7,993,980
District of Columbia Revenue,		
Assn. of American Medical Colleges Issue, Series B, 5.25%, 10/01/41	15,000,000	15,217,500
Deed Tax, Housing Production Trust Fund, New Communities Project, Series A, NATL Insured, 5.00%, 6/01/32	5,000,000	5,109,450
Georgetown University Issue, Growth and Income Securities, AMBAC Insured, zero cpn. to 4/01/18, 5.00% thereafter, 4/01/32	15,370,000	11,676,896
Medlantic/Helix Issue, Series B, AGMC Insured, 5.00%, 8/15/38	20,000,000	19,802,400
National Academy of Sciences Project, Series A, 5.00%, 4/01/35	10,905,000	11,177,080
National Academy of Sciences Project, Series A, 5.00%, 4/01/40	16,960,000	17,237,126
National Public Radio, Series A, 5.00%, 4/01/35	7,750,000	7,943,363
District of Columbia Tobacco Settlement FICO Revenue, Asset-Backed Bonds, Refunding, 6.50%, 5/15/33	35,000,000	37,305,100
District of Columbia University Revenue, Georgetown University Issue, Refunding, Series D, 5.50%, 4/01/36	5,000,000	5,194,850
District of Columbia Water and Sewer Authority Public Utility Revenue,		
senior lien, Refunding, Series A, 6.00%, 10/01/35	8,000,000	8,753,840
sub. lien, Series A, 5.00%, 10/01/37	8,000,000	8,254,560
Metropolitan Washington D.C. Airports Authority Airport System Revenue,		
Refunding, Series A, 5.375%, 10/01/29	5,000,000	5,267,150
Refunding, Series A, 5.00%, 10/01/35	5,000,000	5,260,500
Refunding, Series C, 5.25%, 10/01/27	10,745,000	11,714,414
Series A, 5.00%, 10/01/39	5,000,000	5,219,600
Series C, 5.00%, 10/01/26	10,235,000	11,118,997
Metropolitan Washington D.C. Airports Authority Dulles Toll Road Revenue, Capital Appreciation, second lien, Series C, Assured Guaranty, zero cpn. to 10/01/16, 6.50% thereafter, 10/01/41	25,000,000	22,480,750
		297,132,327
Florida 6.9%		
Brevard County Health Facilities Authority Health Care Facilities Revenue, Health First Inc. Project, 7.00%, 4/01/39	6,500,000	7,220,785

Franklin Federal Tax-Free Income Fund

Statement of Investments, July 31, 2013 (unaudited) *(continued)*

Brevard County Local Option Fuel Tax Revenue, NATL RE, FGIC Insured, 5.00%, 8/01/37	12,245,000	12,412,634
Broward County Water and Sewer Utility Revenue, Series A,		
5.25%, 10/01/34	8,800,000	9,438,704
5.00%, 10/01/37	15,000,000	15,891,750
Cape Coral Water and Sewer Revenue,		
AMBAC Insured, 5.00%, 10/01/36	5,000,000	5,033,000
Refunding, Series A, AGMC Insured, 5.00%, 10/01/42	21,510,000	21,594,319
Citizens Property Insurance Corp. Revenue,		
Costal Account, senior secured, Series A-1, 5.00%, 6/01/20	20,000,000	22,529,200
High-Risk Account, senior secured, Series A-1, 5.25%, 6/01/17	24,250,000	27,402,985
High-Risk Account, senior secured, Series A-1, 5.50%, 6/01/17	10,000,000	11,372,400
High-Risk Account, senior secured, Series A-1, 6.00%, 6/01/17	25,000,000	28,891,000
Personal Lines Account/Commercial Lines Account, senior secured, Series A-1, 5.00%, 6/01/22	12,000,000	13,240,560
Clearwater Water and Sewer Revenue, Series A, 5.25%, 12/01/39	7,000,000	7,254,450
Davie Water and Sewer Revenue, AGMC Insured, 5.00%, 10/01/32	8,575,000	8,864,492
Florida State Board of Education Public Education GO, Capital Outlay, Refunding, Series D, 6.00%, 6/01/23	17,500,000	21,953,925
Florida State Mid-Bay Bridge Authority Revenue, Series A,		
AMBAC Insured, zero cpn., 10/01/23	4,950,000	2,855,853
AMBAC Insured, zero cpn., 10/01/24	2,970,000	1,603,889
Pre-Refunded, zero cpn., 10/01/23	50,000	34,784
Pre-Refunded, zero cpn., 10/01/24	30,000	19,711
Florida State Municipal Loan Council Revenue, Series D, AGMC Insured, 5.50%, 10/01/41	4,750,000	4,984,963
Hernando County School Board COP, NATL Insured, 5.00%, 7/01/30	10,000,000	10,167,100
Hillsborough County Aviation Authority Revenue, Series A, Assured Guaranty, 5.50%, 10/01/38	5,000,000	5,118,850
Hillsborough County IDA, PCR, Tampa Electric Co. Project, Series A, 5.65%, 5/15/18	6,500,000	7,425,860
Hillsborough County IDA Hospital Revenue, Tampa General Hospital Project, Series A, Pre-Refunded, 5.25%, 10/01/24	2,790,000	2,811,706
Hillsborough County IDAR, Tampa General Hospital Project, Refunding, Series A, 5.25%, 10/01/24	10,710,000	10,742,666
Hillsborough County School Board COP, Master Lease Program, Refunding, Series A, 5.00%, 7/01/28	17,650,000	19,153,604
Indian River County School Board COP, NATL RE, FGIC Insured, 5.00%, 7/01/27	16,485,000	16,859,539
Jacksonville Economic Development Commission Health Care Facilities Revenue, Mayo Clinic, 5.00%, 11/15/36	17,950,000	18,274,536
Jacksonville Excise Taxes Revenue, Series A, AMBAC Insured, 5.00%, 10/01/32	6,015,000	6,332,351
Lee County Transportation Facilities Revenue, Sanibel Bridges and Causeway Project, Series B, CIFG Insured, 5.00%, 10/01/35	10,645,000	10,971,056
Martin County Health Facilities Authority Hospital Revenue, Martin Memorial Medical Center, 5.50%, 11/15/42	3,800,000	3,777,732
Miami-Dade County Aviation Revenue, Miami International Airport, Hub of the Americas, Refunding, Series A,		
5.50%, 10/01/36	20,000,000	21,019,800
Assured Guaranty, 5.25%, 10/01/33	11,000,000	11,157,740
Assured Guaranty, 5.25%, 10/01/38	13,000,000	12,945,140
CIFG Insured, 5.00%, 10/01/38	15,000,000	14,119,650
Miami-Dade County Educational Facilities Authority Revenue, University of Miami Issue, Series A, 5.50%, 4/01/38	12,500,000	13,108,625
Miami-Dade County Expressway Authority Toll System Revenue,		
Refunding, Series A, 5.00%, 7/01/29	10,000,000	10,482,800
Refunding, Series A, 5.00%, 7/01/32	6,375,000	6,531,251
Series A, 5.00%, 7/01/40	30,265,000	30,130,623
Miami-Dade County GO, Building Better Communities Program, Series B-1, 5.75%, 7/01/33	20,000,000	21,860,600
Miami-Dade County Public Facilities Revenue, Jackson Health System, Series A, NATL Insured, 5.00%, 6/01/30	10,630,000	10,653,067
Miami-Dade County School Board COP,		
Refunding, Series A, 5.00%, 5/01/31	10,000,000	10,239,400
Series A, Assured Guaranty, 5.25%, 2/01/27	10,000,000	10,743,000
Miami-Dade County Special Obligation Revenue,		
Juvenile Courthouse Project, Series A, AMBAC Insured, 5.00%, 4/01/32	10,000,000	10,007,600
sub. bond, Refunding, Series B, 5.00%, 10/01/31	5,000,000	5,017,900
sub. bond, Refunding, Series B, 5.00%, 10/01/32	4,500,000	4,445,100
sub. bond, Refunding, Series B, 5.00%, 10/01/35	3,250,000	3,198,455
Miami-Dade County Transit System Sales Surtax Revenue, Refunding, AGMC Insured, 5.00%, 7/01/38	18,845,000	19,015,359
ᵃMiami-Dade County Water and Sewer System Revenue, Refunding, Series A, 5.00%, 10/01/42	20,000,000	19,786,600
Orange County Health Facilities Authority Hospital Revenue, Orlando Regional Healthcare System, Refunding, Series B, AGMC Insured, 5.00%, 12/01/32	20,000,000	20,586,800
Orange County School Board COP, Series A, Assured Guaranty, 5.50%, 8/01/34	15,000,000	15,787,800
Orlando Tourist Development Tax Revenue, 6th Cent Contract Payments, second lien sub. bonds, Series B, Assured Guaranty, 5.50%, 11/01/38	18,490,000	16,970,862
Orlando-Orange County Expressway Authority Revenue,		
Series A, AGMC Insured, 5.00%, 7/01/32	12,000,000	12,220,800
Series C, 5.00%, 7/01/40	15,000,000	15,025,350
Palm Beach County Solid Waste Authority Revenue, Improvement, Series B, 5.50%, 10/01/28	10,000,000	11,014,800

Franklin Federal Tax-Free Income Fund
Statement of Investments, July 31, 2013 (unaudited) *(continued)*

Pensacola Airport Revenue, Refunding, 6.25%, 10/01/38	16,500,000	17,830,065
Port St. Lucie GO, NATL Insured, 5.00%, 7/01/32	7,000,000	7,327,530
Port St. Lucie Utility System Revenue, Refunding, Assured Guaranty, 5.25%, 9/01/35	3,000,000	3,201,720
South Broward Hospital District Revenue, South Broward Hospital District Obligated Group, Refunding,		
4.75%, 5/01/28	10,000,000	10,212,200
5.00%, 5/01/36	12,500,000	12,903,125
South Lake County Hospital District Revenue, South Lake Hospital Inc., Series A, 6.25%, 4/01/39	5,735,000	6,215,937
South Miami Health Facilities Authority Hospital Revenue, Baptist Health South Florida Obligated Group, 5.00%, 8/15/32	31,070,000	31,453,404
St. Lucie County Transportation Revenue, AMBAC Insured, 5.00%, 8/01/27	5,785,000	5,929,856
Tallahassee Energy System Revenue, Refunding, NATL Insured, 5.00%, 10/01/37	20,000,000	20,268,000
Tampa-Hillsborough County Expressway Authority Revenue, Refunding, Series A, 5.00%, 7/01/37	10,000,000	10,114,200
		785,759,583
Georgia 3.6%		
Athens-Clarke County Unified Government Water and Sewerage Revenue, 5.50%, 1/01/38	14,500,000	15,730,615
Atlanta Airport General Revenue, Refunding, Series C, 6.00%, 1/01/30	15,000,000	16,926,300
Atlanta Airport Passenger Facility Charge Revenue, General, sub. lien,		
Refunding, Series C, AGMC Insured, 5.00%, 1/01/33	19,500,000	19,912,230
Series J, AGMC Insured, 5.00%, 1/01/29	10,000,000	10,342,900
Atlanta Development Authority Revenue, Tuff Yamacraw LLC Project, Refunding, Series A, AMBAC Insured, 5.00%,		
1/01/24	6,385,000	6,784,063
1/01/25	6,955,000	7,313,043
1/01/26	5,000,000	5,187,250
1/01/27	5,000,000	5,127,700
Atlanta Development Authority Student Housing Facilities Revenue, Piedmont Ellis LLC Project, Series A, XLCA Insured, Pre-Refunded, 5.00%, 9/01/30	10,000,000	10,911,300
Atlanta Water and Wastewater Revenue, Refunding,		
Series A, 6.25%, 11/01/34	20,000,000	22,876,600
Series A, NATL Insured, 5.00%, 11/01/33	13,000,000	13,018,720
Series B, AGMC Insured, 5.25%, 11/01/34	30,000,000	31,276,200
Bleckley-Dodge County Joint Development Authority Student Housing Facilities Revenue, MGC Real Estate Foundation II LLC Project,		
5.00%, 7/01/33	5,000,000	5,027,850
5.25%, 7/01/38	10,000,000	10,102,700
Bulloch County Development Authority Student Housing Revenue, Georgia Southern University Housing Foundation Four LLC Project, Assured Guaranty, 5.375%, 7/01/39	23,075,000	23,892,316
Burke County Development Authority PCR, Oglethorpe Power Corp. Vogtle Project,		
Series B, 5.50%, 1/01/33	15,000,000	15,949,800
Series E, 7.00%, 1/01/23	25,000,000	28,963,000
Clark County Hospital Authority Revenue, Athens Regional Medical Center Project, NATL Insured, 5.00%, 1/01/27	5,000,000	5,037,100
Clayton County Development Authority Student Housing and Activity Center Revenue, CSU Foundation Real Estate I LLC Project, XLCA Insured, 5.00%, 7/01/33	11,125,000	11,293,877
DeKalb Newton and Gwinnett Counties Joint Development Authority Revenue, Georgia Gwinnett College Foundation LLC Project, 6.00%, 7/01/34	10,000,000	10,829,100
Georgia State GO, Series A, 4.00%, 7/01/32	20,000,000	19,609,000
Georgia State Higher Education Facilities Authority Revenue,		
USG Real Estate Foundation I LLC Project, 6.25%, 6/15/40	13,970,000	15,044,852
USG Real Estate Foundation I LLC Project, Assured Guaranty, 5.625%, 6/15/38	5,000,000	5,189,800
USG Real Estate Foundation II LLC Project, Series A, 5.50%, 6/15/34	10,000,000	10,389,500
USG Real Estate Foundation III LLC Project, Series A, 5.00%, 6/15/40	5,000,000	4,941,400
Houston County Hospital Authority Revenue, Anticipation Certificates, Houston Healthcare Project, 5.25%, 10/01/35	10,485,000	10,589,326
Jefferson PBA Revenue, Jackson County Facilities, Series A, XLCA Insured,		
5.00%, 3/01/32	1,805,000	1,938,426
Pre-Refunded, 5.00%, 3/01/32	4,270,000	4,879,201
Main Street Natural Gas Inc. Revenue, Gas Project, Series A, 5.50%, 9/15/28	5,000,000	5,300,850
Medical Center Hospital Authority Revenue, Anticipation Certificates, Columbus Regional Healthcare System Inc. Project, Refunding, Assured Guaranty, 6.50%, 8/01/38	10,000,000	10,646,000
Private Colleges and Universities Authority Revenue, Emory University, Refunding,		
Series A, 5.00%, 9/01/41	10,000,000	10,417,400
ᵉSeries A, 5.00%, 10/01/43	10,000,000	10,328,500
Series C, 5.25%, 9/01/39	21,000,000	22,425,480

Franklin Federal Tax-Free Income Fund

Statement of Investments, July 31, 2013 (unaudited) *(continued)*

Richmond County Development Authority Educational Facilities Revenue, MCG-PPG Cancer Research Center LLC Project, Series A, AMBAC Insured, 5.00%, 12/15/29	5,000,000	5,023,850
		413,226,249
Hawaii 0.9%		
Hawaii State Department of Budget and Finance Special Purpose Revenue,		
Hawaiian Electric Co. and Subsidiary Projects, 6.50%, 7/01/39	7,500,000	8,290,425
Wilcox Memorial Hospital Projects, Refunding, 5.35%, 7/01/18	2,040,000	2,044,549
Wilcox Memorial Hospital Projects, Refunding, 5.50%, 7/01/28	1,470,000	1,470,956
Hawaii State GO, Series EE,		
5.00%, 11/01/27	6,070,000	6,717,487
5.00%, 11/01/29	6,610,000	7,195,910
4.00%, 11/01/32	13,595,000	13,325,819
Honolulu City and County Board of Water Supply Water System Revenue, Refunding, Series A, NATL Insured, 5.00%, 7/01/36	20,000,000	20,798,800
Honolulu City and County GO,		
ETM, 6.00%, 12/01/14	150,000	161,274
Refunding, Series A, 5.00%, 11/01/30	5,000,000	5,374,750
Refunding, Series A, 5.00%, 11/01/32	7,890,000	8,424,784
Refunding, Series A, 5.00%, 11/01/36	8,280,000	8,723,974
Honolulu City and County MFHR, Waipahu Towers Project, Series A, GNMA Secured, 6.90%, 6/20/35	1,100,000	1,101,441
Honolulu City and County Wastewater System Revenue, First Bond Resolution, Senior Series A, 5.00%,		
7/01/38	10,000,000	10,396,600
7/01/42	3,500,000	3,616,725
		97,643,494
Idaho 0.1%		
Idaho Health Facilities Authority Revenue, St. Luke's Health System Project, Series A, 6.75%, 11/01/37	12,500,000	13,774,000
Illinois 6.6%		
Aurora Waterworks and Sewer Revenue, XLCA Insured, 4.75%, 12/01/36	7,765,000	7,774,396
Bolingbrook GO, Will and DuPage Counties, Capital Appreciation, Refunding, Series A, zero cpn., 1/01/36	19,000,000	4,976,100
Bourbonnais Industrial Project Revenue, Olivet Nazarene University Project,		
5.00%, 11/01/44	2,000,000	1,840,240
Radian Insured, 5.125%, 11/01/37	5,000,000	4,599,750
Chicago Board of Education GO,		
Refunding, Series C, AGMC Insured, 5.25%, 12/01/23	15,860,000	16,808,745
Refunding, Series F, 5.00%, 12/01/31	12,500,000	12,567,625
Series A, 5.50%, 12/01/39	6,500,000	6,643,065
Series A, 5.00%, 12/01/42	40,200,000	38,240,250
Chicago GO,		
Lakefront Millennium Project, Parking Facilities, NATL Insured, ETM, 5.75%, 1/01/23	8,955,000	11,046,530
Project, Series A, 5.00%, 1/01/34	15,000,000	14,773,050
Project, Series A, 5.25%, 1/01/35	7,000,000	7,029,470
Refunding, Series A, 5.25%, 1/01/37	13,785,000	13,881,219
Refunding, Series A, AGMC Insured, 5.00%, 1/01/28	13,445,000	13,635,650
Refunding, Series A, AGMC Insured, 5.00%, 1/01/29	26,000,000	26,197,080
Chicago Midway Airport Revenue, Refunding, Series C, Assured Guaranty, 5.50%, 1/01/24	18,460,000	21,187,096
Chicago O'Hare International Airport Revenue, General, third lien,		
Series A, 5.75%, 1/01/39	5,000,000	5,166,950
Series C, AGMC Insured, 5.25%, 1/01/35	12,850,000	13,072,948
Chicago Park District GO, Series A, 5.00%, 1/01/33	4,500,000	4,744,035
Chicago Sales Tax Revenue, Refunding, Series A, 5.00%, 1/01/41	10,000,000	10,157,300
Chicago Transit Authority Sales Tax Receipts Revenue, 5.25%, 12/01/40	10,000,000	10,243,000
Chicago Wastewater Transmission Revenue, second lien, Series A, BHAC Insured, 5.50%, 1/01/38	18,000,000	18,638,640
Chicago Waterworks Revenue, second lien, Refunding, 5.00%, 11/01/42	10,000,000	9,788,600
Cook County GO, Refunding, Series A, 5.25%, 11/15/33	8,720,000	8,920,298
Illinois Development Finance Authority Revenue, Provena Health, Refunding, Series A, NATL Insured, 5.50%, 5/15/21	10,000,000	10,008,700
Illinois Health Facilities Authority Revenue,		
Loyola University Health System, Series A, NATL Insured, ETM, 5.625%, 7/01/18	2,105,000	2,524,084
South Suburban Hospital, ETM, 7.00%, 2/15/18	2,595,000	2,974,700
Illinois Municipal Electric Agency Power Supply Revenue, Series A, NATL RE, FGIC Insured, 5.00%, 2/01/35	20,000,000	20,494,600
Illinois State Finance Authority Revenue,		
Alexian Brothers Health System, Refunding, Series A, AGMC Insured, 5.50%, 1/01/28	45,000,000	46,804,050
Art Institute of Chicago, Refunding, Series A, 5.25%, 3/01/40	16,215,000	16,639,833
Columbia College, NATL Insured, 5.00%, 12/01/32	15,440,000	15,462,697

Resurrection Health Care, Series B, AGMC Insured, 5.25%, 5/15/29	28,650,000	29,537,577
Riverside Health System, 6.25%, 11/15/35	5,000,000	5,343,850
Roosevelt University Project, Refunding, 6.50%, 4/01/39	15,000,000	15,982,200
Rush University Medical Center Obligated Group, Refunding, Series B, NATL Insured, 5.75%, 11/01/28	2,500,000	2,671,875
Rush University Medical Center Obligated Group, Refunding, Series B, NATL Insured, 5.25%, 11/01/35	3,000,000	3,057,480
Rush University Medical Center Obligated Group, Series B, 7.25%, 11/01/38	10,000,000	11,639,600
Sherman Health Systems, Series A, 5.50%, 8/01/37	5,000,000	5,228,950
Illinois State Finance Authority Student Housing Revenue,		
CHF-DeKalb II LLC, Northern Illinois University Project, 6.875%, 10/01/43	15,000,000	16,588,350
CHF-Normal LLC, Illinois State University Project, 7.00%, 4/01/43	7,500,000	8,165,175
Illinois State GO,		
5.25%, 7/01/30	16,915,000	17,070,280
5.50%, 7/01/33	5,000,000	5,083,750
5.50%, 7/01/38	20,000,000	20,350,400
AGMC Insured, 5.00%, 9/01/29	12,000,000	11,817,240
Assured Guaranty, 5.25%, 4/01/34	10,000,000	9,974,300
Refunding, 5.00%, 1/01/24	12,820,000	13,309,980
Refunding, 5.00%, 8/01/25	4,000,000	4,134,560
Series A, 5.00%, 4/01/35	8,000,000	7,500,000
Series A, 5.00%, 4/01/36	8,000,000	7,469,520
Series A, 5.00%, 4/01/38	10,000,000	9,219,400
Illinois State Revenue, Build Illinois, Sales Tax Bonds, Series B, 5.25%, 6/15/34	15,000,000	15,865,800
Illinois State Toll Highway Authority Toll Highway Revenue, Senior, Refunding, Series A-1, 5.00%, 1/01/31	10,245,000	10,590,257
Metropolitan Pier and Exposition Authority Dedicated State Tax Revenue,		
Capital Appreciation, McCormick Place Expansion Project, Refunding, Series B, NATL Insured, 5.50%, 6/15/20	8,240,000	9,144,999
Capital Appreciation, McCormick Place Expansion Project, Refunding, Series B, NATL Insured, 5.55%, 6/15/21	6,000,000	6,591,000
Capital Appreciation, McCormick Place Expansion Project, Refunding, Series B, NATL Insured, zero cpn. to 6/14/17, 5.65% thereafter, 6/15/22	30,000,000	27,162,900
McCormick Place Expansion Project, Series A, 5.50%, 6/15/50	15,000,000	15,264,450
Metropolitan Pier and Exposition Authority Hospitality Facilities Revenue, McCormick Place Convention Center, ETM, 7.00%, 7/01/26	12,000,000	15,969,600
Metropolitan Pier and Exposition Authority Revenue, McCormick Place Expansion Project, Series A, 5.00%, 6/15/42	5,000,000	5,060,400
Railsplitter Tobacco Settlement Authority Revenue, Refunding, 6.00%, 6/01/28	14,530,000	15,763,306
Regional Transportation Authority Revenue, Series A, AMBAC Insured, 7.20%, 11/01/20	815,000	927,177
Southwestern Illinois Development Authority Revenue, Capital Appreciation, Local Government Program, AGMC Insured, zero cpn.,		
12/01/24	3,850,000	2,404,787
12/01/26	7,700,000	4,233,999
University of Illinois University Revenue, Auxiliary Facilities System,		
Refunding, Series A, 5.125%, 4/01/36	2,950,000	3,041,126
Refunding, Series A, 5.25%, 4/01/41	5,000,000	5,181,300
Series A, 5.75%, 4/01/38	7,000,000	7,599,410
Upper River Valley Development Authority Environmental Facilities Revenue, General Electric Co. Project, 5.45%, 2/01/23	3,600,000	3,608,028
		749,393,727
Indiana 1.1%		
Carmel RDA Lease Rental Revenue, Multipurpose, Series A, 4.00%,		
8/01/35	9,025,000	8,277,279
2/01/38	7,220,000	6,483,415
Indiana Bond Bank Revenue, Special Program, Hendricks Regional Health Project, Series A, 5.50%, 2/01/29	9,000,000	9,901,260
Indiana Finance Authority Hospital Revenue, Deaconess Hospital Obligated Group, Series A, 6.75%, 3/01/39	9,750,000	10,699,455
Indiana Health and Educational Facility Financing Authority Hospital Revenue, 5.50%, 3/01/27	6,500,000	6,903,585
Indiana Municipal Power Agency Power Supply System Revenue, Series B, 6.00%, 1/01/39	4,000,000	4,403,640
Indiana State Finance Authority Environmental Revenue, Duke Energy Indiana Inc. Project, Refunding, Series B, 6.00%, 8/01/39	10,000,000	10,666,300
Indiana State Finance Authority Revenue, Educational Facilities, Marian University Project, 6.375%, 9/15/41	12,500,000	12,772,500
Indiana State Finance Authority Wastewater Utility Revenue, CWA Authority Project, first lien, Series A,		
5.00%, 10/01/37	5,000,000	5,080,500
5.25%, 10/01/38	12,000,000	12,483,360
4.00%, 10/01/42	22,615,000	18,850,055
Indianapolis Local Public Improvement Bond Bank Revenue, Pilot Infrastructure Project, Series F, Assured Guaranty, 5.00%, 1/01/35	10,000,000	10,525,200
Jasper County PCR, Northern Indiana Public Service Co. Project, Refunding, Series C, NATL Insured, 5.60%, 11/01/16	5,000,000	5,430,400

University of Southern Indiana Revenue, Student Fee, Series J, Assured Guaranty, 5.75%, 10/01/28	2,000,000	2,270,840
		124,747,789
Kansas 0.3%		
Burlington PCR, Kansas Gas and Electric Co. Project, Refunding,		
Series A, NATL Insured, 5.30%, 6/01/31	18,000,000	18,183,420
Series B, NATL Insured, 4.85%, 6/01/31	8,000,000	7,924,160
Kansas State Development Finance Authority Hospital Revenue, Adventist Health System/Sunbelt Obligated Group, Refunding, Series C, 5.75%, 11/15/38	6,250,000	6,722,188
Wyandotte County Kansas City Unified Government Utility System Revenue, Series A, BHAC Insured, 5.25%, 9/01/34	5,000,000	5,268,400
		38,098,168
Kentucky 1.2%		
Carroll County Environmental Facilities Revenue, Kentucky Utilities Co. Project, Series A, AMBAC Insured, 5.75%, 2/01/26	12,500,000	13,103,500
Jefferson County Capital Projects Corp. Lease Revenue, Refunding, Series A, zero cpn.,		
8/15/13	6,825,000	6,821,246
8/15/14	6,860,000	6,752,024
8/15/16	7,005,000	6,583,509
8/15/17	7,115,000	6,481,196
Kentucky Economic Development Finance Authority Health System Revenue, Norton Healthcare Inc.,		
Refunding, Series B, NATL Insured, zero cpn., 10/01/18	8,585,000	7,587,595
Refunding, Series C, NATL Insured, 6.05%, 10/01/19	7,385,000	7,494,446
Refunding, Series C, NATL Insured, 6.10%, 10/01/21	6,050,000	6,133,913
Refunding, Series C, NATL Insured, 6.10%, 10/01/23	11,295,000	11,448,386
Series C, NATL Insured, Pre-Refunded, 6.05%, 10/01/19	3,695,000	3,764,688
Series C, NATL Insured, Pre-Refunded, 6.10%, 10/01/21	2,875,000	2,929,452
Series C, NATL Insured, Pre-Refunded, 6.10%, 10/01/23	5,650,000	5,757,011
Kentucky Economic Development Finance Authority Louisville Arena Project Revenue, Louisville Arena, Series A, Sub Series A-1, Assured Guaranty, 6.00%, 12/01/38	4,000,000	4,126,000
Kentucky State Municipal Power Agency Power System Revenue, Prairie State Project, Series A, NATL Insured, 5.00%, 9/01/32	10,000,000	10,414,000
Kentucky State Property and Buildings Commission Revenues, Project No. 90, Refunding, 5.50%, 11/01/28	15,000,000	16,333,800
Louisville/Jefferson County Metro Government College Revenue, Bellarmine University Project, Refunding and Improvement, Series A, 6.00%, 5/01/33	3,000,000	3,104,460
Louisville/Jefferson County Metro Government Health Facilities Revenue, Jewish Hospital and St. Mary's HealthCare Inc. Project, Pre-Refunded, 6.125%, 2/01/37	11,500,000	13,979,170
Paducah Electric Plant Board Revenue, Series A, Assured Guaranty, 5.25%, 10/01/35	7,000,000	7,143,500
		139,957,896
Louisiana 2.1%		
East Baton Rouge Sewerage Commission Revenue, Refunding, Series A, 5.25%, 2/01/39	6,000,000	6,327,000
Greater New Orleans Expressway Commission Revenue, Refunding, AMBAC Insured, 5.00%, 11/01/27	5,655,000	5,675,301
Lafayette Communications Systems Revenue, XLCA Insured, 5.25%, 11/01/27	12,485,000	13,491,416
Lafayette Public Improvement Sales Tax GO, Series B, NATL Insured, 4.75%, 3/01/30	5,055,000	5,285,002
Lafayette Public Trust Financing Authority Revenue, Ragin' Cajun Facilities, Housing and Package Project, Assured Guaranty, 5.50%, 10/01/35	6,000,000	6,156,420
Louisiana Local Government Environmental Facilities and CDA Revenue, Bossier City Public Improvement Projects, AMBAC Insured, 5.00%, 11/01/32	6,730,000	7,362,755
Louisiana Public Facilities Authority Hospital Revenue, Franciscan Missionaries of Our Lady Health System Project, 6.75%, 7/01/39	10,000,000	11,078,500
Louisiana Public Facilities Authority Revenue,		
Millennium Housing LLC Student Housing, Student Housing and Auxiliary Facilities Project, Assured Guaranty, 5.00%, 11/01/30	10,000,000	10,010,600
Ochsner Clinic Foundation Project, 6.75%, 5/15/41	15,500,000	17,134,010
Ochsner Clinic Foundation Project, Series B, 5.25%, 5/15/38	10,260,000	10,378,195
Ochsner Clinic Foundation Project, Series B, 5.50%, 5/15/47	10,000,000	10,172,800
Ochsner Clinic Foundation Project, Series B, ETM, 5.75%, 5/15/23	10,000,000	12,536,800
Louisiana State Gasoline and Fuels Tax Revenue,		
second lien, Series B, 5.00%, 5/01/45	23,690,000	24,495,697
Series A, AGMC Insured, Pre-Refunded, 5.00%, 5/01/35	31,040,000	33,522,890
New Orleans GO, Public Improvement,		
NATL Insured, Pre-Refunded, 5.00%, 10/01/33	3,545,000	3,599,664
Radian Insured, 5.00%, 12/01/27	5,935,000	6,094,592
Radian Insured, 5.125%, 12/01/33	11,645,000	11,776,705
St. Charles Parish Consolidated Waterworks and Wastewater District No. 1 Revenue, Series A, AMBAC Insured, 5.00%, 7/01/36	6,230,000	6,245,014

Franklin Federal Tax-Free Income Fund

Statement of Investments, July 31, 2013 (unaudited) *(continued)*

St. John the Baptist Parish Revenue, Marathon Oil Corp. Project, Series A, 5.125%, 6/01/37	40,500,000	40,248,900
		241,592,261
Maine 0.4%		
Maine Educational Loan Authority Student Loan Revenue, Series A-3, Assured Guaranty, 5.875%, 12/01/39	13,720,000	14,255,629
Maine Health and Higher Educational Facilities Authority Revenue,		
MaineGeneral Medical Center Issue, 6.75%, 7/01/36	4,250,000	4,822,518
MaineGeneral Medical Center Issue, 7.00%, 7/01/41	10,000,000	11,446,700
Series A, NATL Insured, 5.00%, 7/01/32	540,000	540,599
Maine State Turnpike Authority Revenue, Series A, 5.00%, 7/01/37	8,400,000	8,692,572
		39,758,018
Maryland 0.5%		
Baltimore Project Revenue, Water Projects, Series C, AMBAC Insured, 5.00%, 7/01/37	8,130,000	8,385,363
Maryland State EDC, PCR, Potomac Electric Project, Refunding, 6.20%, 9/01/22	5,000,000	5,773,650
Maryland State EDC Student Housing Revenue, University of Maryland College Park Projects, Refunding, Assured Guaranty, 5.00%, 6/01/33	15,000,000	14,721,450
Maryland State Health and Higher Educational Facilities Authority Revenue,		
Anne Arundel Health System Issue, Series A, 6.75%, 7/01/39	3,000,000	3,469,230
LifeBridge Health Issue, Refunding, Assured Guaranty, 5.00%, 7/01/28	3,000,000	3,119,460
Upper Chesapeake Hospitals Issue, Series C, 6.00%, 1/01/38	5,000,000	5,350,050
Western Maryland Health System Issue, Series A, NATL Insured, 5.00%, 7/01/34	19,345,000	18,878,399
		59,697,602
Massachusetts 2.7%		
Massachusetts Bay Transportation Authority Revenue, Assessment, Refunding, Series A,		
5.25%, 7/01/34	27,630,000	30,076,913
4.00%, 7/01/37	15,000,000	13,506,450
Massachusetts Bay Transportation Authority Sales Tax Revenue, Refunding, Senior Series A, 5.00%, 7/01/28	10,000,000	11,054,900
Massachusetts State Department of Transportation Metropolitan Highway System Revenue, Senior, Refunding, Series B, 5.00%, 1/01/37	31,000,000	31,887,840
Massachusetts State Development Finance Agency Revenue,		
Brandeis University Issue, Refunding, Series O-1, 5.00%, 10/01/40	19,865,000	20,179,066
Massachusetts/Saltonstall Redevelopment Building Corp. Project, 100 Cambridge Street Redevelopment, Series A, NATL Insured, 5.125%, 8/01/28	6,735,000	6,479,339
Wellesley College Issue, Series J, 5.00%, 7/01/42	10,000,000	10,355,700
Worcester Polytechnic Institute Issue, Refunding, NATL Insured, 5.00%, 9/01/37	10,000,000	10,266,100
Massachusetts State Educational Financing Authority Education Loan Revenue,		
Refunding, Series K, 5.25%, 7/01/29	10,000,000	9,583,300
Series H, Assured Guaranty, 6.35%, 1/01/30	5,405,000	5,668,277
Series I, 6.00%, 1/01/28	14,585,000	15,498,313
Massachusetts State GO, Consolidated Loan, Series C, AMBAC Insured, 5.00%, 8/01/37	10,000,000	10,684,500
Massachusetts State Health and Educational Facilities Authority Revenue,		
Berklee College of Music Issue, Refunding, Series A, 5.00%, 10/01/37	10,000,000	10,301,600
Emmanuel College Issue, NATL Insured, 5.00%, 7/01/37	10,000,000	10,020,600
Northeastern University Issue, Series A, 5.00%, 10/01/35	20,000,000	20,604,800
Northeastern University Issue, Series R, 5.00%, 10/01/33	6,830,000	7,115,904
Springfield College Issue, 5.50%, 10/15/31	1,710,000	1,767,798
Springfield College Issue, 5.625%, 10/15/40	7,000,000	7,233,800
Massachusetts State HFA Housing Revenue, Series B, 7.00%, 12/01/38	9,140,000	9,755,579
Massachusetts State School Building Authority Dedicated Sales Tax Revenue,		
Senior, Series A, 5.00%, 5/15/43	10,000,000	10,399,400
Series A, AGMC Insured, 5.00%, 8/15/30	550,000	587,620
Series A, AGMC Insured, Pre-Refunded, 5.00%, 8/15/30	2,005,000	2,188,077
Series A, AMBAC Insured, 4.50%, 8/15/35	30,000,000	29,302,500
Massachusetts State Transportation Fund Revenue, Accelerated Bridge Program, Series A, 4.00%,		
6/01/35	14,295,000	13,029,464
6/01/36	14,265,000	12,913,676
Massachusetts State Water Pollution Abatement Trust Revenue, MWRA Program, Series A, 5.00%, 8/01/32	225,000	225,490
Massachusetts State Water Pollution Abatement Trust Water Pollution Abatement Revenue, MWRA Program, Refunding, Sub Series A, 5.75%, 8/01/29	450,000	451,269
		311,138,275
Michigan 2.8%		
Detroit City School District GO, School Building and Site Improvement, Refunding, Series A, 5.00%,		
5/01/30	1,245,000	1,287,666
5/01/33	1,500,000	1,532,925

Detroit GO, Distribution State Aid, 5.00%, 11/01/30	22,500,000	22,498,200
Detroit Sewage Disposal System Revenue, second lien, Series A, NATL Insured, 5.00%, 7/01/30	5,470,000	5,029,884
Detroit Water and Sewerage Department Sewage Disposal System Revenue, senior lien, Refunding, Series A, 5.25%, 7/01/39	12,000,000	10,970,400
Detroit Water Supply System Revenue,		
second lien, Series B, AGMC Insured, 7.00%, 7/01/36	5,000,000	5,197,400
senior lien, Refunding, Series B, Assured Guaranty, 5.00%, 7/01/21	10,000,000	9,903,100
senior lien, Refunding, Series D, AGMC Insured, 5.00%, 7/01/32	32,650,000	29,821,857
senior lien, Series A, NATL RE, FGIC Insured, 5.00%, 7/01/30	17,575,000	16,358,634
Grand Rapids Public Schools GO, School Building and Site, AGMC Insured, 4.50%, 5/01/31	21,800,000	22,204,172
Michigan State Building Authority Revenue, Facilities Program,		
Refunding, Series I, 6.25%, 10/15/38	15,000,000	16,582,650
Refunding, Series I-A, 5.375%, 10/15/36	6,730,000	6,970,665
Refunding, Series I-A, 5.25%, 10/15/44	20,655,000	20,685,569
Refunding, Series IA, NATL RE, FGIC Insured, 5.00%, 10/15/31	9,475,000	10,110,394
Series H, 5.125%, 10/15/33	12,500,000	12,876,500
Series H, AGMC Insured, 5.00%, 10/15/26	5,000,000	5,342,350
Michigan State Finance Authority Revenue, School District of the City of Detroit, Refunding,		
5.00%, 6/01/18	2,400,000	2,669,736
5.00%, 6/01/19	1,900,000	2,110,121
5.00%, 6/01/20	1,500,000	1,655,535
5.50%, 6/01/21	10,000,000	11,233,100
Michigan State GO, Environmental Program, Refunding, Series A,		
6.00%, 11/01/24	1,000,000	1,172,560
5.50%, 11/01/25	1,000,000	1,127,480
Michigan State HDA, SFMR, Series A, 5.00%, 12/01/19	6,500,000	6,701,370
Michigan State Hospital Finance Authority Revenue, MidMichigan Obligated Group, Series A,		
6.00%, 6/01/29	4,000,000	4,253,520
6.125%, 6/01/39	5,000,000	5,332,650
Michigan State Strategic Fund Limited Obligation Revenue, The Detroit Edison Co. Exempt Facilities Project, Refunding, Series KT, 5.625%, 7/01/20	7,000,000	8,195,320
Michigan Tobacco Settlement Finance Authority Revenue, Tobacco Settlement Asset-Backed, Senior Series A, 6.00%, 6/01/34	42,680,000	36,660,413
Royal Oak Hospital Finance Authority Hospital Revenue, William Beaumont Hospital Obligated Group, Refunding,		
Series V, 8.25%, 9/01/39	20,000,000	24,080,200
Series W, 6.375%, 8/01/29	10,000,000	11,219,800
Wayne State University Revenue, General, AMBAC Insured, 5.00%, 11/15/36	5,000,000	5,413,850
		319,198,021
Minnesota 0.3%		
Minneapolis Health Care System Revenue, Fairview Health Services, Series A,		
6.625%, 11/15/28	11,000,000	12,416,580
6.75%, 11/15/32	6,250,000	6,990,625
Minnesota Agricultural and Economic Development Board Revenue, Health Care System, Fairview Hospital and Healthcare Services, Refunding, Series A, NATL Insured, 5.75%, 11/15/26	510,000	511,209
Minnesota State General Fund Revenue, Appropriation, Refunding, Series A, 5.00%,		
3/01/27	8,000,000	8,714,880
3/01/29	5,000,000	5,348,450
		33,981,744
Mississippi 0.5%		
Mississippi Business Finance Corp. PCR, System Energy Resource Inc. Project, Refunding, 5.875%, 4/01/22	40,000,000	40,087,600
Mississippi Development Bank Special Obligation Revenue,		
City of Jackson GO Capital City Convention Center Project, Refunding, Series A, 5.00%, 3/01/36	10,000,000	10,428,500
City of Jackson Water and Sewer System Project, AGMC Insured, 6.875%, 12/01/40	3,400,000	4,054,398
		54,570,498
Missouri 0.7%		
Metropolitan St. Louis Sewer District Wastewater System Revenue, Series A, 5.00%, 5/01/42	30,000,000	31,581,300
Missouri Joint Municipal Electric Utility Commission Power Project Revenue,		
Iatan 2 Project, Series A, AMBAC Insured, 5.00%, 1/01/34	14,000,000	14,173,180
Plum Point Project, NATL Insured, 5.00%, 1/01/34	13,000,000	13,040,300
Missouri State Board of Public Buildings Special Obligation Revenue, Series A,		
4.75%, 10/15/28	710,000	713,941
Pre-Refunded, 4.75%, 10/15/28	7,540,000	7,606,804

Missouri State Health and Educational Facilities Authority Health Facilities Revenue, St. Luke's Health System, Series B, AGMC Insured, 5.50%, 11/15/35	15,000,000	15,625,050
		82,740,575
Nebraska 1.6%		
Adams County School District No. 018 GO, Hastings Public Schools, AGMC Insured, Pre-Refunded, 5.00%, 12/15/31	5,795,000	6,592,218
Lancaster County Correctional Facility Joint Public Agency GO, Building, 5.00%, 12/01/28	5,000,000	5,437,000
Lancaster County School District No. 001 GO, Lincoln Public Schools, 5.00%, 1/15/36	24,725,000	26,879,784
Lincoln Electric System Revenue, Pre-Refunded, 5.00%, 9/01/31	8,645,000	9,451,578
Madison County Hospital Authority No. 001 Hospital Revenue, Faith Regional Health Services Project, Series A-1, 6.00%, 7/01/33	12,000,000	12,623,520
Municipal Energy Agency of Nebraska Power Supply System Revenue, Refunding, Series A, BHAC Insured, 5.375%, 4/01/39	5,000,000	5,362,950
Omaha Convention Hotel Corp. Revenue, Convention Center, first tier, Refunding, AMBAC Insured, 5.00%, 2/01/35	30,000,000	30,450,300
Omaha Public Facilities Corp. Lease Revenue, Baseball Stadium Project, 5.00%, 6/01/36	9,000,000	9,330,300
Omaha Public Power District Revenue,		
Refunding, Series A, 5.00%, 2/01/37	3,250,000	3,389,230
Series C, 5.00%, 2/01/39	23,305,000	24,143,747
Omaha Public Power District Separate Electric System Revenue, Nebraska City 2, Series A, AMBAC Insured, 5.00%, 2/01/30	12,165,000	13,074,942
University of Nebraska Revenue,		
Kearney Student Fees and Facilities, 5.00%, 7/01/30	5,000,000	5,408,150
Lincoln Student Fees and Facilities, 5.00%, 7/01/37	5,000,000	5,262,550
Lincoln Student Fees and Facilities, 5.00%, 7/01/42	7,500,000	7,754,400
Lincoln Student Fees and Facilities, Refunding, 4.00%, 7/01/33	2,500,000	2,406,775
Lincoln Student Fees and Facilities, Series A, 5.25%, 7/01/34	5,000,000	5,333,450
Omaha Student Facilities Project, 5.00%, 5/15/32	5,000,000	5,315,800
University of Nebraska Omaha Health and Recreation Project, 5.00%, 5/15/38	5,000,000	5,193,150
		183,409,844
Nevada 0.5%		
Clark County Airport Revenue, sub. lien, Series A-2, NATL RE, FGIC Insured, 5.125%, 7/01/27	10,000,000	10,123,600
Clark County School District GO,		
Refunding, Series A, NATL RE, FGIC Insured, 5.00%, 6/15/24	15,000,000	16,515,750
Series C, AGMC Insured, Pre-Refunded, 5.00%, 6/15/21	10,000,000	11,042,400
Las Vegas Valley Water District GO, Series B, 5.00%, 6/01/42	8,000,000	8,176,960
Nevada State GO, Municipal Bond Bank Project No. 40-41, Series A, ETM, 6.375%, 12/01/17	7,300,000	7,329,565
		53,188,275
New Hampshire 0.2%		
Nashua Housing Authority MFR, Clocktower Project, Refunding, GNMA Secured, 6.25%, 6/20/33	4,942,000	4,946,102
New Hampshire Health and Education Facilities Authority Revenue, The Memorial Hospital Issue, Refunding, 5.25%,		
6/01/26	1,000,000	978,030
6/01/36	1,100,000	1,012,154
New Hampshire Higher Educational and Health Facilities Authority Revenue, New Hampshire Catholic Charities Issue, 5.80%, 8/01/22	1,050,000	1,050,336
New Hampshire Municipal Bond Bank Revenue, Series B, 5.00%, 8/15/39	11,250,000	11,982,825
New Hampshire State Business Finance Authority Revenue, Elliot Hospital Obligated Group, Series A, 6.125%, 10/01/39	5,000,000	5,176,700
		25,146,147
New Jersey 3.1%		
Bayonne GO, General Improvement, Refunding, 5.75%, 7/01/35	9,000,000	9,481,950
New Jersey EDA Revenue,		
Cigarette Tax, Pre-Refunded, 5.75%, 6/15/29	20,000,000	20,958,000
Motor Vehicle Surcharges, Series A, NATL Insured, 5.00%, 7/01/29	10,000,000	10,229,500
Motor Vehicle Surcharges, Series A, NATL Insured, 5.00%, 7/01/34	5,000,000	5,103,400
School Facilities Construction, Refunding, Series NN, 5.00%, 3/01/30	15,000,000	15,401,400
School Facilities Construction, Refunding, Series NN, 5.00%, 3/01/31	14,775,000	15,090,151
School Facilities Construction, Series O, Pre-Refunded, 5.125%, 3/01/28	20,000,000	21,486,200
School Facilities Construction, Series U, 5.00%, 9/01/37	22,000,000	22,225,060
New Jersey Health Care Facilities Financing Authority State Contract Revenue, Hospital Asset Transformation Program, Series A, 5.25%, 10/01/38	10,000,000	10,397,000
New Jersey State COP, Equipment Lease Purchase, Series A, 5.25%,		
6/15/25	20,305,000	21,904,425
6/15/26	8,000,000	8,573,600
6/15/27	4,000,000	4,258,720
6/15/28	2,000,000	2,118,660

Franklin Federal Tax-Free Income Fund

Statement of Investments, July 31, 2013 (unaudited) *(continued)*

New Jersey State Housing and Mortgage Finance Agency Revenue, Series AA, 6.375%, 10/01/28	4,525,000	4,708,217
New Jersey State Transportation Trust Fund Authority Revenue,		
Transportation Program, Series AA, 5.00%, 6/15/32	22,000,000	22,552,860
Transportation System, Series A, 6.00%, 12/15/38	39,505,000	44,190,293
Transportation System, Series A, Pre-Refunded, 6.00%, 12/15/38	20,495,000	25,335,509
Transportation System, Series B, 5.25%, 6/15/36	10,000,000	10,397,400
Transportation System, Series D, 5.25%, 12/15/23	50,000,000	57,924,000
New Jersey State Turnpike Authority Turnpike Revenue,		
Growth and Income Securities, Series B, AMBAC Insured, zero cpn. to 1/01/15, 5.15% thereafter, 1/01/35	10,000,000	9,367,900
Series E, 5.25%, 1/01/40	13,925,000	14,380,069
		356,084,314
New York 7.6%		
Long Island Power Authority Electric System Revenue, General, Refunding, Series A, 6.00%, 5/01/33	12,500,000	13,857,625
MTA Dedicated Tax Fund Revenue, Series B,		
5.25%, 11/15/28	6,000,000	6,422,700
5.25%, 11/15/29	4,000,000	4,288,680
5.25%, 11/15/30	3,000,000	3,219,960
5.00%, 11/15/34	15,000,000	15,265,650
MTA Revenue, Transportation,		
Refunding, Series D, 5.25%, 11/15/40	15,000,000	15,261,900
Series A, 5.00%, 11/15/37	25,000,000	25,122,250
Series C, 6.50%, 11/15/28	15,000,000	17,728,800
Series C, 5.00%, 11/15/41	14,000,000	14,019,600
Series D, 5.00%, 11/15/36	9,500,000	9,601,935
Sub Series A-1, 5.00%, 11/15/40	30,000,000	30,089,700
New York City GO,		
Refunding, Series C, 5.00%, 8/01/23	24,620,000	27,558,397
Series A, Sub Series A-1, 5.00%, 10/01/30	6,135,000	6,518,928
Series A, Sub Series A-1, 5.00%, 10/01/31	10,000,000	10,571,200
Series A, Sub Series A-1, 5.00%, 10/01/32	10,000,000	10,478,300
Series D, 5.50%, 6/01/24	185,000	185,468
Series E, Sub Series E-1, 6.25%, 10/15/28	10,000,000	11,646,100
Series F, 5.25%, 1/15/23	225,000	225,549
Sub Series F-1, 5.00%, 3/01/30	20,000,000	21,298,600
New York City Municipal Water Finance Authority Water and Sewer System Revenue,		
Fiscal 2009, Series A, 5.75%, 6/15/40	6,000,000	6,470,340
Second General Resolution, Fiscal 2008, Refunding, Series AA, 5.00%, 6/15/37	10,000,000	10,346,800
Second General Resolution, Fiscal 2009, Refunding, Series EE, 5.25%, 6/15/40	64,970,000	67,757,863
Second General Resolution, Fiscal 2009, Refunding, Series FF-2, 5.50%, 6/15/40	15,000,000	15,875,250
Second General Resolution, Fiscal 2013, Refunding, Series DD, 5.00%, 6/15/35	30,705,000	32,014,568
New York City Transitional Finance Authority Building Aid Revenue,		
Fiscal 2009, Series S-2, 6.00%, 7/15/38	20,000,000	21,731,200
Fiscal 2009, Series S-3, 5.25%, 1/15/34	10,170,000	10,827,084
Fiscal 2009, Series S-4, 5.50%, 1/15/34	12,890,000	13,879,436
Fiscal 2011, Series S-2, Sub Series S-2A, 5.00%, 7/15/40	35,000,000	35,665,350
Fiscal 2012, Series S-1, Sub Series S-1A, 5.25%, 7/15/37	5,300,000	5,591,871
New York City Transitional Finance Authority Revenue, Future Tax Secured,		
Fiscal 2011, sub. bond, Series C, 5.00%, 11/01/39	15,000,000	15,476,700
Fiscal 2012, sub. bond, Series E, Sub Series E-1, 5.00%, 2/01/42	9,000,000	9,288,900
Fiscal 2013, Refunding, Series E, 4.00%, 11/01/26	10,285,000	10,387,541
Fiscal 2013, Refunding, Series E, 4.00%, 11/01/27	11,025,000	11,083,763
Fiscal 2013, sub. bond, Series I, 5.00%, 5/01/42	10,000,000	10,358,100
Series D, 5.00%, 2/01/27	935,000	937,777
New York Convention Center Development Corp. Revenue, Hotel Unit Fee Secured, AMBAC Insured, 5.00%, 11/15/30	10,000,000	10,443,500
New York Liberty Development Corp. Liberty Revenue,		
One World Trade Center, Port Authority Consolidated, 5.25%, 12/15/43	25,000,000	25,852,750
Second Priority, Bank of America Tower at One Bryant Park Project, Class 1, Refunding, 5.625%, 1/15/46	25,000,000	26,131,000
Seven World Trade Center Project, Refunding, 5.00%, 9/15/40	5,000,000	5,209,250
Seven World Trade Center Project, Refunding, 5.00%, 9/15/43	6,500,000	6,499,675
New York Liberty Development Corp. Revenue, Goldman Sachs Headquarters Issue,		
5.25%, 10/01/35	40,000,000	41,546,000
5.50%, 10/01/37	24,995,000	26,123,524
New York State Dormitory Authority Lease Revenue, State University Dormitory Facilities, Series A, 5.00%, 7/01/41	10,000,000	10,275,500
New York State Dormitory Authority Revenues, State Supported Debt, Upstate Community Colleges,		
Refunding, Series A, 5.00%, 7/01/28	1,535,000	1,537,287

Series C, 6.00%, 7/01/31	23,215,000	25,700,630
New York State Dormitory Authority State Personal Income Tax Revenue, General Purpose,		
Refunding, Series A, 5.00%, 6/15/31	12,500,000	13,326,625
Series A, 5.00%, 2/15/36	15,000,000	15,706,050
Series B, 5.00%, 3/15/33	15,640,000	16,454,688
Series B, 5.00%, 3/15/42	15,000,000	15,486,600
New York State HFAR, Housing Project Mortgage, Refunding, Series A, AGMC Insured,		
6.10%, 11/01/15	175,000	175,420
6.125%, 11/01/20	240,000	240,394
New York State Urban Development Corp. Revenue, State Personal Income Tax, Series B-1, 5.00%, 3/15/36	5,000,000	5,264,300
Port Authority of New York and New Jersey Revenue, Consolidated, One Hundred Seventy-First Series, 4.00%,		
7/15/34	18,965,000	18,008,216
7/15/35	22,675,000	21,375,723
Triborough Bridge and Tunnel Authority Revenue, General Purpose, Series B, Pre-Refunded, 5.50%, 1/01/30	15,000,000	18,502,650
Triborough Bridge and Tunnel Authority Revenues, General, MTA Bridges and Tunnels,		
Series A, 5.25%, 11/15/38	25,000,000	26,234,250
Series A-2, 5.25%, 11/15/34	7,500,000	7,952,625
		859,100,542
North Carolina 2.2%		
Charlotte Airport Revenue, Series A, NATL Insured, 5.00%, 7/01/34	6,000,000	6,098,700
Charlotte COP,		
Cultural Arts Facilities, Refunding, Series E, 5.00%, 6/01/34	13,000,000	13,295,490
Transit Projects, Phase II, Series E, 5.00%, 6/01/30	15,940,000	16,709,105
North Carolina Eastern Municipal Power Agency Power System Revenue,		
Refunding, Series B, 6.00%, 1/01/22	1,250,000	1,509,200
Refunding, Series B, 6.25%, 1/01/23	39,030,000	48,060,371
Series A, 5.50%, 1/01/26	4,500,000	4,829,535
North Carolina Medical Care Commission Revenue, Rowan Regional Medical Center Project, FHA Insured, Pre-Refunded, 4.75%, 9/01/24	6,970,000	7,307,209
North Carolina State Capital Improvement Limited Obligation Revenue, Series A, 5.00%,		
5/01/23	20,000,000	22,658,000
5/01/24	5,500,000	6,171,220
5/01/25	5,750,000	6,419,357
5/01/26	20,000,000	21,773,600
5/01/27	4,500,000	4,928,805
5/01/28	4,250,000	4,601,603
North Carolina Turnpike Authority Triangle Expressway System Revenue,		
Capital Appreciation, Series B, Assured Guaranty, zero cpn., 1/01/33	25,000,000	9,267,000
Capital Appreciation, Series B, Assured Guaranty, zero cpn., 1/01/34	15,000,000	5,262,000
Capital Appreciation, Series B, Assured Guaranty, zero cpn., 1/01/35	15,215,000	5,112,849
Series A, Assured Guaranty, 5.50%, 1/01/29	6,750,000	7,264,755
Series A, Assured Guaranty, 5.75%, 1/01/39	10,380,000	11,160,784
Pender County Revenue, Limited Obligation, Refunding, 4.50%, 6/01/44	7,540,000	7,062,416
Raleigh Combined Enterprise System Revenue, 5.00%, 3/01/40	13,115,000	13,754,487
Wake County GO, Refunding, Series C, 5.00%, 3/01/25	21,780,000	26,035,376
		249,281,862
North Dakota 0.3%		
Grand Forks Health Care System Revenue, Altru Health System Obligated Group,		
Assured Guaranty, 5.00%, 12/01/26	8,385,000	8,521,592
Refunding, 5.50%, 12/01/20	8,870,000	9,556,981
Refunding, 5.50%, 12/01/24	13,945,000	14,676,415
		32,754,988
Ohio 3.5%		
Akron Income Tax Revenue, Community Learning Centers,		
Refunding, Series A, 5.00%, 12/01/29	10,000,000	10,419,300
Series A, NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 12/01/26	6,085,000	6,178,831
Series A, NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 12/01/27	3,185,000	3,234,113
American Municipal Power-Ohio Inc. Revenue,		
Fremont Energy Center Project, Series B, 5.00%, 2/15/42	36,000,000	35,782,920
Prairie State Energy Campus Project, Refunding, Series A, 5.00%, 2/15/38	22,500,000	22,544,775
Bowling Green Student Housing Revenue, CFP I LLC, State University Project, 6.00%, 6/01/45	6,750,000	6,970,185
Buckeye Tobacco Settlement Financing Authority Revenue, Asset-Backed,		
Senior Capital Appreciation Turbo Term Bond, Series A-3, 6.25%, 6/01/37	15,000,000	12,048,900
Senior Current Interest Turbo Term Bond, Series A-2, 5.875%, 6/01/30	22,500,000	17,941,725

Franklin Federal Tax-Free Income Fund
Statement of Investments, July 31, 2013 (unaudited) *(continued)*

Senior Current Interest Turbo Term Bond, Series A-2, 5.75%, 6/01/34	11,250,000	8,508,825
Cleveland State University General Receipt Revenue, NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 6/01/29	5,000,000	5,195,800
Cleveland-Cuyahoga County Port Authority Development Lease Revenue, Administrative Headquarters Project, 5.00%,		
7/01/33	5,000,000	5,159,550
7/01/37	6,000,000	6,083,700
ᵃHamilton County Sewer System Revenue, The Metropolitan Sewer District of Greater Cincinnati, Improvement and Refunding, Series A, 5.00%, 12/01/38	12,000,000	12,510,480
JobsOhio Beverage System Statewide Liquor Profits Revenue, senior lien, Series A, 5.00%, 1/01/38	21,060,000	21,358,841
Kent State University Revenues, General Receipts, Series A, 5.00%, 5/01/37	10,500,000	10,632,720
Kettering City School District GO, School Improvement, FGIC Insured, Pre-Refunded, 5.00%, 12/01/30	1,860,000	1,888,681
Lancaster City School District GO, School Facilities Construction and Improvement, 5.00%, 10/01/49	7,505,000	7,581,401
Little Miami Local School District GO, School Improvement, AGMC Insured, Pre-Refunded, 5.00%, 12/01/34	4,000,000	4,544,000
Maple Heights City School District GO, School Facilities Improvement,		
5.00%, 1/15/37	23,890,000	24,767,718
Pre-Refunded, 5.00%, 1/15/37	5,480,000	6,224,294
Marysville Wastewater Treatment System Revenue, Refunding, XLCA Insured, 5.00%,		
12/01/31	8,000,000	8,138,960
12/01/36	13,725,000	13,853,603
Northeast Ohio Regional Sewer District Revenue, Wastewater Improvement, 5.00%, 11/15/38	15,000,000	15,732,300
Ohio State Air Quality Development Authority Revenue,		
Environmental Improvement, Buckeye Power Inc. Project, 6.00%, 12/01/40	15,000,000	15,527,850
Pollution Control, FirstEnergy Generation Corp. Project, Refunding, Series C, 5.625%, 6/01/18	8,500,000	9,575,760
Ohio State GO,		
Higher Education, Refunding, Series A, 5.00%, 2/01/30	8,695,000	9,395,643
Higher Education, Refunding, Series A, 5.00%, 2/01/31	6,500,000	6,991,335
Infrastructure Improvement, Series A, 5.375%, 9/01/28	10,000,000	11,093,100
Ohio State University Revenue, Special Purpose General Receipts, Series A, 5.00%, 6/01/38	10,060,000	10,270,757
Ohio State Water Development Authority PCR, FirstEnergy Nuclear Generation Corp. Project, Mandatory Put 6/01/16, Refunding, Series A, 5.875%, 6/01/33	13,000,000	13,996,190
ᵃOhio Turnpike Commission Revenue, Junior Lien, Series A-3, zero cpn. to 2/14/23, 5.75% thereafter, 2/15/35	35,000,000	20,425,650
Scioto County Hospital Revenue, Southern Ohio Medical Center, Refunding, 5.75%, 2/15/38	17,000,000	17,489,770
Toledo Water System Revenue, Improvement and Refunding, 5.00%, 11/15/38	20,000,000	20,464,600
		402,532,277
Oregon 0.8%		
Lane County School District No. 19 Springfield GO, Refunding, NATL RE, FGIC Insured, 6.00%, 10/15/13	1,250,000	1,264,225
Oregon Health and Science University Revenue, Series A, 5.75%, 7/01/39	5,000,000	5,350,150
Oregon State Department of Transportation Highway User Tax Revenue, senior lien, Series A, 4.50%, 11/15/32	30,000,000	30,570,900
Oregon State GO, State Board of Higher Education, Series A, Pre-Refunded, 5.00%,		
8/01/26	3,340,000	3,635,690
8/01/26	3,290,000	3,584,685
8/01/27	3,505,000	3,815,298
8/01/27	3,450,000	3,759,016
Port of Portland International Airport Revenue, Series Nineteen, 5.50%, 7/01/38	25,000,000	26,873,250
Portland Sewer System Revenue, second lien, Series A, 5.00%, 3/01/35	11,540,000	12,193,972
		91,047,186
Pennsylvania 2.6%		
Centennial School District Bucks County GO, Series B, AGMC Insured, 5.25%, 12/15/37	13,655,000	14,778,533
Coatesville Area School District GO, AGMC Insured, 5.00%, 8/01/24	6,420,000	6,954,593
Commonwealth Financing Authority Revenue, Series B, 5.00%, 6/01/42	5,400,000	5,422,572
Delaware Valley Regional Finance Authority Local Government Revenue, Series B, AMBAC Insured, 5.60%, 7/01/17	5,000,000	5,606,850
Northampton County General Purpose Authority Hospital Revenue, St. Luke's Hospital Project, Series A, 5.375%, 8/15/28	5,000,000	5,254,500
Pennsylvania State Economic Development Financing Authority Exempt Facilities Revenue, Allegheny Energy Supply Co. LLC Project, 7.00%, 7/15/39	20,000,000	20,683,200
Pennsylvania State Economic Development Financing Authority Water Facilities Revenue, Aqua Pennsylvania Inc. Project, Series B, 5.00%, 12/01/43	20,000,000	20,059,400
Pennsylvania State Economic Development Financing Authority Water Facility Revenue, Pennsylvania-American Water Co. Project, 6.20%, 4/01/39	12,500,000	13,582,250
Pennsylvania State Higher Educational Facilities Authority Revenue, Temple University, Refunding, NATL Insured, 5.00%, 4/01/33	13,225,000	13,839,566
Pennsylvania State Turnpike Commission Turnpike Revenue,		
Capital Appreciation, Series C, AGMC Insured, zero cpn. to 6/01/16, 6.25% thereafter, 6/01/33	5,000,000	4,817,650
Motor License Fund-Enhanced, Subordinate, Series A, 5.00%, 12/01/37	3,000,000	3,057,060
Motor License Fund-Enhanced, Subordinate, Series A, Sub Series A-1, 5.00%, 12/01/38	20,000,000	20,269,000
Refunding, Series C, Sub Series C-1, Assured Guaranty, 6.00%, 6/01/28	5,000,000	5,630,250

Franklin Federal Tax-Free Income Fund

Statement of Investments, July 31, 2013 (unaudited) *(continued)*

Refunding, Series C, Sub Series C-1, Assured Guaranty, 6.25%, 6/01/38	15,000,000	16,639,200
sub. bond, Series B, 5.75%, 6/01/39	20,000,000	21,182,600
Philadelphia Gas Works Revenue, Fifth Series A-1, AGMC Insured, 5.00%, 9/01/29	5,000,000	5,045,000
Philadelphia GO, Refunding, Series A, Assured Guaranty, 5.00%, 8/01/24	11,000,000	11,622,600
Philadelphia Hospitals and Higher Educational Facilities Authority Revenue, Mortgage, North Philadelphia Health Systems, Refunding, Series A, FHA Insured,		
5.30%, 1/01/18	1,150,000	1,153,623
5.35%, 1/01/23	5,690,000	5,705,989
5.375%, 1/01/28	3,700,000	3,703,108
Philadelphia Municipal Authority Revenue, Lease, 6.375%, 4/01/29	4,500,000	4,990,500
Philadelphia RDAR, Neighborhood Transformation Initiative, Series C, NATL RE, FGIC Insured, 5.00%,		
4/15/29	10,965,000	11,092,084
4/15/30	12,000,000	12,123,360
Philadelphia School District GO, Series E, 6.00%, 9/01/38	25,000,000	26,220,750
Philadelphia Water and Wastewater Revenue, Series A,		
5.25%, 1/01/25	1,000,000	1,090,100
5.00%, 1/01/26	5,000,000	5,315,650
5.00%, 1/01/27	1,750,000	1,845,568
5.25%, 1/01/32	5,000,000	5,190,100
Pittsburgh and Allegheny County Sports and Exhibition Authority Hotel Room Regional Enterprise Tower Revenue, Refunding, Assured Guaranty, 5.00%, 2/01/35	18,000,000	18,254,160
		291,129,816
Rhode Island 1.1%		
Narragansett Bay Commission Wastewater System Revenue, Series A, NATL Insured, 5.00%, 8/01/30	7,990,000	8,145,885
Rhode Island Convention Center Authority Revenue, Refunding, Series A, Assured Guaranty, 5.50%, 5/15/27	17,300,000	18,414,639
Rhode Island Housing and Mortgage Finance Corp. Revenue, Homeownership Opportunity,		
Refunding, Series 15-A, 6.85%, 10/01/24	620,000	620,936
Series 10-A, 6.50%, 10/01/22	475,000	475,466
Series 10-A, 6.50%, 4/01/27	265,000	265,201
Rhode Island State EDC Airport Revenue, Series B, NATL Insured, 5.00%,		
7/01/27	12,280,000	12,394,818
7/01/30	14,965,000	15,018,275
Rhode Island State Health and Educational Building Corp. Higher Education Facilities Revenue, Brown University Issue, Refunding, Series A, 5.00%, 9/01/39	9,000,000	9,342,990
Rhode Island State Health and Educational Building Corp. Higher Education Facility Revenue, New England Institute of Technology Issue, Series A, 5.125%, 3/01/40	16,435,000	16,584,887
Rhode Island State Health and Educational Building Corp. Revenue,		
Higher Education Facility, Board of Governors for Higher Education, University of Rhode Island, Educational and General Issue, Refunding, Series G, AMBAC Insured, 5.00%, 9/15/30	10,000,000	10,267,400
Hospital Financing, Lifespan Obligated Group Issue, Refunding, Series A, AGMC Insured, 5.00%, 5/15/26	5,000,000	5,148,500
Hospital Financing, Lifespan Obligated Group Issue, Refunding, Series A, AGMC Insured, 5.00%, 5/15/32	12,440,000	12,596,620
Hospital Financing, Lifespan Obligated Group Issue, Series A, 7.00%, 5/15/39	8,200,000	9,021,968
Public Schools, Bond Financing Program, Town of East Greenwich Issue, Series A, 5.00%, 5/15/37	10,585,000	11,026,924
		129,324,509
South Carolina 1.6%		
Charleston Educational Excellence Finance Corp. Revenue, Charleston County School District Project, Pre-Refunded, 5.25%, 12/01/30	8,000,000	8,866,320
Dorchester County Waterworks and Sewer System Revenue, Improvement, NATL Insured, Pre-Refunded, 5.00%, 10/01/28	8,000,000	8,059,760
Greenville County School District Installment Purchase Revenue, Building Equity Sooner for Tomorrow, Refunding, 5.00%, 12/01/28	7,500,000	7,917,075
Greenwood Fifty School Facilities Inc. Installment Purchase Revenue, Greenwood School District No. 50, South Carolina Project, Refunding, Assured Guaranty, 4.50%, 12/01/32	7,030,000	7,137,208
Lancaster Educational Assistance Program Inc. Revenue, School District of Lancaster County Project, Pre-Refunded, 5.00%, 12/01/26	12,300,000	13,062,231
Medical University of South Carolina Hospital Authority Hospital Facilities Revenue, Mortgage, Series A, NATL Insured, Pre-Refunded, 5.00%, 8/15/31	10,910,000	11,432,371
Newberry Investing in Children's Education Installment Revenue, Newberry County School District Project, 5.00%, 12/01/30	4,000,000	4,143,360
Piedmont Municipal Power Agency Electric Revenue, Series A-2, 5.00%, 1/01/24	10,000,000	10,577,900
SCAGO Educational Facilities Corp. for Beaufort School District Revenue, Installment Purchase, School District of Beaufort County Project, Refunding, AGMC Insured, 5.00%, 12/01/31	5,340,000	5,814,566
SCAGO Educational Facilities Corp. for Chesterfield School District Revenue, Installment Purchase, Chesterfield County School District Project, Assured Guaranty, 5.00%, 12/01/29	7,500,000	7,799,400

SCAGO Educational Facilities Corp. for Colleton School District Revenue, Installment Purchase, School District of Colleton Project, Assured Guaranty, 5.00%,		
12/01/25	3,340,000	3,481,816
12/01/26	4,000,000	4,152,080
SCAGO Educational Facilities Corp. for Pickens School District Revenue, Installment Purchase, School District of Pickens County Project, AGMC Insured, 5.00%,		
12/01/25	18,900,000	19,938,933
12/01/31	10,000,000	10,342,300
South Carolina Jobs EDA Hospital Revenue,		
AnMed Health Project, Refunding and Improvement, Series B, Assured Guaranty, 5.375%, 2/01/29	4,000,000	4,196,280
Palmetto Health, Refunding, Series A, AGMC Insured, 5.00%, 8/01/35	20,000,000	19,556,200
Palmetto Health, Refunding and Improvement, 5.75%, 8/01/39	3,000,000	3,194,940
South Carolina State Public Service Authority Revenue, Refunding,		
Series A, 5.50%, 1/01/38	7,500,000	8,064,375
Series B, 5.25%, 1/01/34	6,000,000	6,457,740
University of South Carolina Higher Education Revenue, Special Moore School Business Project, 5.00%, 5/01/32	11,490,000	12,155,845
		176,350,700
South Dakota 0.4%		
Huron School District No. 2-2 GO, 5.00%, 6/15/39	4,000,000	3,925,720
South Dakota State Health and Educational Facilities Authority Revenue,		
Avera Health Issue, Series B, 5.50%, 7/01/35	3,000,000	3,094,650
Avera Health Issue, Series B, 5.25%, 7/01/38	5,000,000	5,092,700
Sanford Health, 5.00%, 11/01/27	2,355,000	2,465,049
Sanford Health, 5.00%, 11/01/40	12,945,000	12,792,120
Vocational Education Program, Refunding, Series A, 5.00%, 8/01/46	6,005,000	5,928,436
Vocational Education Program, Series A, 5.125%, 8/01/46	7,000,000	7,089,180
		40,387,855
Tennessee 0.3%		
Knox County Health Educational and Housing Facility Board Revenue, University Health System Inc., Refunding, 5.25%, 4/01/27	17,500,000	18,061,750
Metropolitan Government of Nashville and Davidson County Water and Sewer Revenue, Refunding, 5.00%, 7/01/40	5,000,000	5,210,000
Tennessee HDA Residential Financing Program Revenue, Issue 1C, 4.00%, 7/01/43	15,000,000	13,389,300
		36,661,050
Texas 10.2%		
Alamo Community College District GO, Limited Tax, Refunding, 5.00%, 8/15/35	10,460,000	11,107,474
Allen ISD, GO, Collin County, School Building Unlimited Tax, Series A, 5.00%, 2/15/39	11,575,000	12,488,962
Austin Community College District Public Facility Corp. Revenue,		
Educational Facility Project, Round Rock Campus, 5.25%, 8/01/33	8,675,000	9,438,921
Hays New Campus Project, 5.00%, 8/01/36	5,700,000	5,832,582
Austin ISD, GO, Travis County, Unlimited Tax, Refunding, 5.00%, 8/01/33	10,000,000	10,624,700
Austin Water and Wastewater System Revenue, Refunding,		
5.00%, 11/15/42	10,000,000	10,260,600
•Series A, 5.00%, 11/15/38	20,000,000	20,718,600
Bexar County GO, Certificates of Obligation, Combined Flood Control Tax and Revenue, AGMC Insured, 5.00%, 6/15/37	20,000,000	21,700,600
Bexar County Hospital District GO, Certificates of Obligation, Combination Tax and Revenue, 5.00%, 2/15/38	10,000,000	10,368,400
Central Texas Regional Mobility Authority Revenue, senior lien, Refunding, 6.00%, 1/01/41	14,000,000	14,955,080
Corpus Christi Utility System Revenue, junior lien, Refunding, 5.00%, 7/15/37	12,625,000	12,870,935
Crowley ISD, GO, Tarrant and Johnson Counties, Unlimited Tax School Building, PSF Guarantee, 5.00%, 8/01/36	13,900,000	14,794,465
Dallas Civic Center Revenue, Refunding and Improvement, Assured Guaranty, 5.25%, 8/15/34	18,975,000	19,718,820
Dallas County Utility and Reclamation District GO, Refunding, Series A, AMBAC Insured, 5.375%, 2/15/29	28,325,000	29,377,274
Dallas GO, Pre-Refunded, 5.00%, 2/15/25	30,000	35,906
Dallas Waterworks and Sewer System Revenue, Refunding, 5.00%, 10/01/35	10,000,000	10,610,000
Dallas/Fort Worth International Airport Revenue,		
•Joint, Refunding, Series D, 5.25%, 11/01/32	10,000,000	10,286,500
Joint Improvement, Refunding, Series C, 5.00%, 11/01/45	25,250,000	24,539,212
Joint Improvement, Series A, 5.00%, 11/01/42	25,000,000	24,434,500
Joint Improvement, Series B, 5.00%, 11/01/38	15,000,000	14,766,300
Denton ISD, GO,		
Unlimited Tax, Refunding, Series B, PSF Guarantee, 5.00%, 8/15/32	8,000,000	8,594,880
Unlimited Tax, Refunding, Series B, PSF Guarantee, 5.00%, 8/15/33	7,000,000	7,482,160
Unlimited Tax School Building, PSF Guarantee, 5.00%, 8/15/38	15,710,000	16,850,389
Forney ISD, GO, Unlimited Tax School Building, Series A, PSF Guarantee, 6.00%, 8/15/37	2,000,000	2,255,180
Fort Bend Grand Parkway Toll Road Authority Ltd. Contract Tax Toll Revenue, sub. lien, 5.00%, 3/01/42	7,000,000	7,276,710
•Grand Parkway Transportation Corp. System Toll Revenue, Series B, zero cpn. to 9/30/23, 5.80% thereafter, 10/01/45	10,000,000	5,651,100

Franklin Federal Tax-Free Income Fund

Statement of Investments, July 31, 2013 (unaudited) *(continued)*

Harris County Health Facilities Development Corp. Hospital Revenue, Memorial Hermann Healthcare System, Series B, Pre-Refunded, 7.25%, 12/01/35	13,500,000	17,528,400
Harris County Hospital District Revenue, senior lien, Refunding, Series A, NATL Insured, 5.125%, 2/15/32	10,215,000	10,471,192
Harris County MTA Revenue, Contractual Obligations, Series B, 5.00%, 11/01/33	10,000,000	10,401,000
Hays County GO, Unlimited Tax Road Bonds, 5.00%, 2/15/36	6,960,000	7,210,630
Houston Airport System Revenue, Refunding, second lien, Series A, 5.50%,		
7/01/34	5,000,000	5,381,600
7/01/39	30,850,000	33,076,136
Houston Utility System Revenue, Combined, first lien, Refunding,		
Series B, 5.00%, 11/15/38	5,000,000	5,182,750
Series D, 5.00%, 11/15/36	10,000,000	10,306,800
Katy ISD, GO, Unlimited Tax School Building, Refunding, Series A, PSF Guarantee, 5.00%, 2/15/42	12,500,000	13,010,250
Keller ISD, GO, Unlimited Tax School Building, 5.50%, 2/15/35	10,000,000	11,156,700
La Joya ISD, GO, Unlimited Tax, Refunding, 5.00%, 2/15/34	9,850,000	10,370,966
Lamar Consolidated ISD, GO, Unlimited Tax School House, Refunding, Series A, 5.00%,		
2/15/37	7,210,000	7,572,303
2/15/41	7,000,000	7,305,970
Laredo Waterworks Sewer System Revenue,		
5.25%, 3/01/40	16,535,000	17,561,658
AGMC Insured, 5.00%, 3/01/41	2,500,000	2,515,575
Little Elm ISD, GO, Unlimited Tax School Building, Refunding, PSF Guarantee, 5.00%, 8/15/37	8,000,000	8,505,040
Lower Colorado River Authority Revenue, Improvement, Refunding, Series A, NATL Insured, 5.00%, 5/15/26	1,180,000	1,181,923
Lower Colorado River Authority Transmission Contract Revenue, LCRA Transmission Services Corp. Project, Refunding,		
5.50%, 5/15/36	15,310,000	16,064,324
Series A, 5.00%, 5/15/36	10,000,000	10,146,100
Lubbock ISD, GO, Unlimited Tax School Building, PSF Guarantee, 5.00%, 2/15/41	5,000,000	5,275,600
Lufkin Health Facilities Development Corp. Health System Revenue, Memorial Health System of East Texas, Refunding, 6.25%, 2/15/37	5,000,000	5,217,650
Manor ISD, GO, Unlimited Tax School Building, PSF Guarantee, 5.00%, 8/01/37	8,175,000	8,562,659
Matagorda County Hospital District Revenue, FHA Insured, 5.00%, 2/15/35	10,000,000	10,008,600
Midland County Fresh Water Supply District No. 1 Revenue, Midland Project, Refunding, Series A, 5.00%, 9/15/40	5,000,000	5,177,400
North Fort Bend Water Authority Water System Revenue, Assured Guaranty, 5.25%, 12/15/34	20,000,000	20,922,000
North Harris County Regional Water Authority Revenue, senior lien,		
5.25%, 12/15/33	27,000,000	28,399,680
5.50%, 12/15/38	25,000,000	26,482,750
North Texas Tollway Authority Revenue,		
Special Projects System, Capital Appreciation, first tier, Refunding, Series I, zero cpn. to 1/01/15, 6.50% thereafter, 1/01/43	25,000,000	26,050,500
Special Projects System, Capital Appreciation, Series B, zero cpn., 9/01/37	7,500,000	1,851,675
Special Projects System, Capital Appreciation, Series B, zero cpn., 9/01/43	7,500,000	1,159,575
Special Projects System, Capital Appreciation, Series C, zero cpn. to 9/01/21, 6.75% thereafter, 9/01/45	25,000,000	17,749,750
System, first tier, Refunding, Series A, 6.25%, 1/01/39	12,500,000	13,739,750
System, first tier, Refunding, Series A, 5.75%, 1/01/40	35,000,000	37,348,150
System, first tier, Refunding, Series K, Sub Series K-2, 6.00%, 1/01/38	15,000,000	16,202,550
System, second tier, Refunding, Series F, 5.75%, 1/01/38	30,000,000	31,543,200
Northwest ISD, GO, Unlimited Tax School Building, Refunding, PSF Guarantee, 5.00%, 2/15/37	7,500,000	7,987,125
Pasadena ISD, GO, Unlimited Tax School Building, Series A, PSF Guarantee, 5.00%, 2/15/40	8,425,000	8,848,356
Port of Houston Authority Harris County GO, Refunding, Series A, 5.625%, 10/01/38	14,000,000	14,723,240
Rio Grande City Consolidated ISD, GO, Unlimited Tax School Building, PSF Guarantee, 5.00%, 8/15/37	10,510,000	10,971,389
San Antonio Public Facilities Corp. Lease Revenue, Refunding and Improvement, Convention Center Refinancing and Expansion Project, 4.00%,		
9/15/34	12,000,000	10,353,240
9/15/42	41,000,000	33,515,040
San Antonio Water System Revenue, Refunding, Series A, 5.00%, 5/15/40	14,900,000	15,434,314
San Jacinto River Authority Special Project Revenue, Group Project, AGMC Insured, 5.00%,		
10/01/32	5,000,000	5,065,750
10/01/37	3,000,000	3,021,930
Southwest Higher Education Authority Revenue, Southern Methodist University Project, Series A, 5.00%, 10/01/38	34,380,000	35,568,517
Southwest ISD, GO, Unlimited Tax School Building, PSF Guarantee, 5.00%, 2/01/38	20,000,000	21,250,000
ᵃTarrant County Cultural Education Facilities Finance Corp. Hospital Revenue, Cook Children's Medical Center, Refunding, Series A, 5.25%, 12/01/39	10,000,000	10,215,100
Tarrant County Health Facilities Development Corp. Health System Revenue, Harris Methodist Health System, FGIC Insured, ETM, 6.00%, 9/01/24	4,000,000	4,856,480
Tarrant Regional Water District Water Revenue, Refunding and Improvement, 5.00%, 3/01/37	10,000,000	10,453,400
Texas A&M University Revenue, Financing System, Series D, 5.00%, 5/15/34	5,000,000	5,502,000

Texas City IDC Marine Terminal Revenue, ARCO Pipe Line Co. Project, Refunding, 7.375%, 10/01/20	500,000	655,330
Texas State GO,		
Transportation Commission, Highway Improvement, Series A, 5.00%, 4/01/31	7,500,000	8,089,350
Transportation Commission, Highway Improvement, Series A, 5.00%, 4/01/32	8,000,000	8,574,000
Transportation Commission, Highway Improvement, Series A, 5.00%, 4/01/33	7,500,000	8,004,150
Transportation Commission, Highway Improvement, Series A, 5.00%, 4/01/36	20,000,000	21,224,600
Water Financial Assistance, Refunding, Series C-1, 5.00%, 8/01/34	7,000,000	7,594,370
Water Financial Assistance, Series G, 5.00%, 8/01/38	13,475,000	14,244,153
Water Financial Assistance, Series G, 5.00%, 8/01/41	20,000,000	21,019,400
Texas State Municipal Power Agency Revenue, sub. lien, Transmission, Refunding, 5.00%, 9/01/40	15,250,000	15,457,857
Texas State Revenue, Transportation Commission-Mobility Fund, Series A, 5.00%, 4/01/33	10,000,000	10,769,800
Texas State Transportation Commission Turnpike System Revenue, first tier, Refunding, Series A, 5.00%, 8/15/41	7,500,000	7,183,875
Texas State Turnpike Authority Central Turnpike System Revenue, Capital Appreciation, AMBAC Insured, zero cpn., 8/15/31	43,500,000	14,902,230
Texas State University System Financing Revenue, Refunding, AGMC Insured, 5.00%, 3/15/26	6,425,000	7,036,724
Tyler Health Facilities Development Corp. Hospital Revenue, East Texas Medical Center, Regional Healthcare System Project, Refunding and Improvement, Series A, 5.25%, 11/01/32	6,250,000	6,411,625
Waco Education Finance Corp. Revenue, Baylor University Issue, Refunding, 5.00%, 3/01/43	16,000,000	16,334,880
		1,162,949,281
Utah 1.3%		
Central Utah Water Conservancy District Water Revenue, Series C, 5.00%, 10/01/42	10,000,000	10,455,300
Intermountain Power Agency Power Supply Revenue, ETM, 6.15%, 7/01/14	4,305,000	4,356,057
Jordan Valley Water Conservancy District Water Revenue, Series B, 5.00%, 10/01/41	15,000,000	15,598,500
Metropolitan Water District Salt Lake and Sandy Water Revenue, Refunding, Series A, 5.00%, 7/01/37	13,950,000	14,539,806
South Valley Water Reclamation Facility Sewer Revenue, AMBAC Insured, 5.00%, 8/15/30	5,730,000	5,793,718
St. George Electric Revenue, AGMC Insured, 5.00%,		
6/01/33	5,000,000	5,091,800
6/01/38	5,000,000	5,053,000
ªState Board of Regents University of Utah Revenue, General, Refunding, Series A, 5.00%, 8/01/43	10,000,000	10,358,000
Uintah County Municipal Building Authority Lease Revenue, 5.50%, 6/01/37	5,000,000	5,090,550
Utah Associated Municipal Power Systems Revenue, Central St. George Project, Refunding, 5.25%, 12/01/27	9,735,000	10,061,901
Utah State Transit Authority Sales Tax Revenue, Series A,		
5.25%, 6/15/38	13,185,000	13,905,956
AGMC Insured, 5.00%, 6/15/36	33,000,000	34,384,020
Weber Basin Water Conservancy District Water Revenue, Series B, 5.00%, 4/01/39	7,180,000	7,441,137
		142,129,745
Vermont 0.5%		
University of Vermont and State Agricultural College Revenue, Refunding, NATL Insured, 5.00%, 10/01/30	12,210,000	12,775,445
Vermont Educational and Health Buildings Financing Agency Revenue,		
Hospital, Fletcher Allen Health Care Project, Refunding, Series B, AGMC Insured, 5.00%, 12/01/34	5,500,000	5,485,315
Hospital, Fletcher Allen Health Care Project, Series A, 4.75%, 12/01/36	5,000,000	5,087,250
Middlebury College Project, Refunding, 5.00%, 11/01/38	10,000,000	10,518,500
Middlebury College Project, Refunding, 5.00%, 11/01/40	26,565,000	27,609,005
		61,475,515
Virginia 0.4%		
Fairfax County EDA Facility Revenue, Community Services Facilities Project, Series A, 4.50%, 3/01/37	11,130,000	11,017,921
Greater Richmond Convention Center Authority Hotel Tax Revenue, Refunding, NATL Insured, 5.00%, 6/15/30	6,000,000	6,173,640
Norfolk Parking System Revenue, Refunding, Series A, NATL Insured, 5.00%, 2/01/27	5,000,000	5,032,700
Virginia State Resources Authority Infrastructure Revenue, Virginia Pooled Financing Program,		
Series A, 5.00%, 11/01/39	12,355,000	12,835,856
Series A-1, 5.00%, 11/01/41	6,675,000	6,909,226
		41,969,343
Washington 3.4%		
Bellevue GO, Refunding, Limited Tax, 5.00%, 12/01/37	12,000,000	12,592,560
Bellingham Housing Authority Revenue, Pacific Rim and Cascade Meadows Project, Refunding, NATL Insured, 5.20%, 11/01/27	200,000	202,992
Central Puget Sound Regional Transportation Authority Sales and Use Tax Revenue, Series A, 5.00%, 11/01/34	11,405,000	11,858,463
FYI Properties Lease Revenue, Washington State District Project, 5.50%,		
6/01/34	11,935,000	12,683,921
6/01/39	16,250,000	17,132,700
Goat Hill Properties Lease Revenue, Government Office Building Project, NATL Insured, 5.00%, 12/01/33	18,500,000	18,801,735
King County GO, Limited Tax, Sewer Revenues, 5.125%, 1/01/33	10,000,000	10,631,600
King County Public Hospital District No. 1 GO, Series B, 5.25%, 12/01/37	5,000,000	5,145,350
King County School District No. 401 Highline GO, Refunding, Series B, 5.00%, 12/01/24	7,105,000	8,097,782

King County Sewer Revenue, Refunding, 5.00%, 1/01/32	7,085,000	7,482,327
NJB Properties Lease Revenue, King County Washington Project, Series A, 5.00%, 12/01/36	10,000,000	10,405,600
Pierce County School District No. 400 Clover Park GO, 4.00%,		
12/01/28	2,540,000	2,519,756
12/01/29	5,000,000	4,917,300
12/01/32	5,000,000	4,652,050
Port of Seattle Revenue, inter lien, Refunding, Series A, 5.00%, 8/01/33	2,500,000	2,587,825
Washington State GO,		
Motor Vehicle Fuel Tax, Refunding, Series R-2011D, 4.00%, 7/01/28	16,000,000	15,875,200
Motor Vehicle Fuel Tax, Senior 520 Corridor Program Toll, Series C, 5.00%, 6/01/33	5,000,000	5,274,300
Motor Vehicle Fuel Tax, Series B-1, 4.00%, 8/01/37	6,435,000	5,726,442
Motor Vehicle Fuel Tax, Series B-1, 4.00%, 8/01/42	19,530,000	16,950,868
Various Purpose, Series A, 4.00%, 8/01/31	2,925,000	2,794,633
Various Purpose, Series A, 5.00%, 7/01/33	44,300,000	47,662,813
Various Purpose, Series A, 4.00%, 8/01/37	20,080,000	17,868,991
Washington State Health Care Facilities Authority Revenue,		
Central Washington Health Services, 6.75%, 7/01/29	5,000,000	5,574,750
Fred Hutchinson Cancer Research Center, Refunding, Series A, 6.00%, 1/01/33	7,500,000	7,910,400
MultiCare Health System, Series B, AGMC Insured, 5.00%, 8/15/34	17,550,000	17,504,370
MultiCare Health System, Series B, AGMC Insured, 5.00%, 8/15/41	9,170,000	9,060,877
MultiCare Health System, Series B, Assured Guaranty, 6.00%, 8/15/39	1,500,000	1,594,830
Providence Health and Services, Refunding, Series A, 5.00%, 10/01/42	5,000,000	4,905,550
Providence Health and Services, Refunding, Series A, NATL RE, FGIC Insured, 5.00%, 10/01/36	9,750,000	10,047,472
Providence Health and Services, Refunding, Series C, AGMC Insured, 5.25%, 10/01/33	10,000,000	10,575,100
Providence Health and Services, Series A, FGIC Insured, Pre-Refunded, 5.00%, 10/01/36	250,000	281,315
Virginia Mason Medical Center, Series B, ACA Insured, 6.00%, 8/15/37	30,000,000	31,415,400
Virginia Mason Medical Center, Series C, Radian Insured, 5.50%, 8/15/36	16,000,000	16,470,400
Washington State Higher Education Facilities Authority Revenue, Whitworth University Project, Refunding,		
5.375%, 10/01/29	3,000,000	3,044,490
5.875%, 10/01/34	6,000,000	6,216,900
Washington State Public Power Supply System Revenue, Nuclear Project No. 3, Capital Appreciation,		
Refunding, Series B, zero cpn., 7/01/14	12,450,000	12,370,320
Series B, ETM, zero cpn., 7/01/14	2,550,000	2,542,401
		381,379,783
West Virginia 0.6%		
County Commission of Harrison County Solid Waste Disposal Revenue, Allegheny Energy Supply Co. LLC Harrison Station Project, Refunding, Series D, 5.50%, 10/15/37	9,000,000	8,955,090
Pleasants County PCR, County Commission, Series F, 5.25%, 10/15/37	14,000,000	14,267,680
West Virginia EDA Lottery Revenue, Series A, 5.00%, 6/15/35	9,415,000	9,986,208
West Virginia State GO, Series A, NATL RE, FGIC Insured, 5.20%, 11/01/26	10,000,000	11,541,500
West Virginia State Water Development Water Revenue, Loan Program 2, Refunding, Series B, AMBAC Insured, 5.00%, 11/01/29	7,500,000	7,613,025
West Virginia University Revenue, Improvement, West Virginia University Projects, Series C, NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 10/01/34	10,000,000	10,550,100
		62,913,603
Wisconsin 0.7%		
Monroe RDAR, 6.00%, 2/15/39	11,790,000	12,318,428
Wisconsin State General Fund Annual Appropriation Revenue, Series A, 6.00%, 5/01/33	25,290,000	28,577,953
Wisconsin State Health and Educational Facilities Authority Revenue,		
Marquette University, Refunding, Series B-1, 5.00%, 10/01/30	6,865,000	7,181,133
Marquette University, Refunding, Series B-1, 5.00%, 10/01/33	1,500,000	1,552,920
Marquette University, Refunding, Series B-2, 5.00%, 10/01/30	3,470,000	3,629,793
Marquette University, Series B-3, 5.00%, 10/01/30	2,150,000	2,249,008
Marquette University, Series B-3, 5.00%, 10/01/33	1,750,000	1,811,740
Ministry Health Care Inc., AGMC Insured, 5.00%, 8/01/31	1,500,000	1,548,210
Ministry Health Care Inc., AGMC Insured, 5.00%, 8/01/34	8,000,000	8,188,320
Thedacare Inc., AMBAC Insured, 5.00%, 12/15/30	10,000,000	10,132,600
Thedacare Inc., Series A, 5.50%, 12/15/38	5,000,000	5,197,900
		82,388,005
Wyoming 0.1%		
Campbell County Solid Waste Facilities Revenue, Basin Electric Power Cooperative, Dry Fork Station Facilities, Series A, 5.75%, 7/15/39	5,500,000	5,831,430

Franklin Federal Tax-Free Income Fund

Statement of Investments, July 31, 2013 (unaudited) *(continued)*

U.S. Territories 3.1%		
Puerto Rico 3.0%		
Children's Trust Fund Tobacco Settlement Revenue, Asset-Backed Bonds, Refunding, 5.375%, 5/15/33	15,885,000	15,920,265
Puerto Rico Commonwealth Highway and Transportation Authority Highway Revenue, Series Y, Pre-Refunded,		
5.00%, 7/01/36	62,000,000	69,692,340
5.50%, 7/01/36	7,000,000	7,969,010
Puerto Rico Commonwealth Highways and Transportation Authority Transportation Revenue, Refunding, Series K, 5.00%, 7/01/30	19,190,000	16,670,737
Puerto Rico Electric Power Authority Power Revenue,		
Refunding, Series A, 5.00%, 7/01/42	18,925,000	14,856,503
Series XX, 5.25%, 7/01/40	15,000,000	12,288,000
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing Authority Industrial Revenue, Guaynabo Warehouse for Emergencies Project, Series A, 5.15%, 7/01/19	595,000	608,953
Puerto Rico PBA Guaranteed Revenue, Government Facilities, Refunding,		
Series D, 5.25%, 7/01/27	3,265,000	2,959,527
Series N, 5.00%, 7/01/37	20,000,000	16,136,200
Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Refunding, Series B, 5.50%, 8/01/31	21,000,000	17,988,810
Puerto Rico Sales Tax FICO Sales Tax Revenue,		
Capital Appreciation, first subordinate, Series A, zero cpn. to 8/01/16, 6.75% thereafter, 8/01/32	25,000,000	23,739,750
Capital Appreciation, first subordinate, Series A, zero cpn. to 8/01/19, 6.25% thereafter, 8/01/33	36,500,000	26,545,720
first subordinate, Series A, 5.50%, 8/01/42	40,000,000	36,805,200
first subordinate, Series C, 5.50%, 8/01/40	50,000,000	46,615,000
Refunding, Senior Series C, 5.00%, 8/01/40	27,825,000	25,472,674
Senior Series C, 5.25%, 8/01/40	7,150,000	6,842,049
		341,110,738
U.S. Virgin Islands 0.1%		
Virgin Islands PFAR, Virgin Islands Matching Fund Loan Note, sub. lien, Working Capital, Refunding, Series B, 5.25%, 10/01/29	5,750,000	5,961,140
Total U.S. Territories		347,071,878
Total Municipal Bonds before Short Term Investments (Cost $11,029,145,698)		11,292,812,833
Short Term Investments 0.1%		
Municipal Bonds 0.1%		
California 0.0%†		
[b]Los Angeles Department of Water and Power Revenue, Power System, Refunding, Series B, Sub Series B-6, Daily VRDN and Put, 0.03%, 7/01/34	1,900,000	1,900,000
Connecticut 0.0%†		
[b]Connecticut State HFA Housing Mortgage Finance Program Revenue, Refunding, Sub Series C-2, Daily VRDN and Put, 0.06%, 11/15/36	2,300,000	2,300,000
Minnesota 0.1%		
[b]Minneapolis and St. Paul Housing and RDA Health Care System Revenue, Health Care Facilities, Children's Hospitals and Clinics, Series B, AGMC Insured, Daily VRDN and Put, 0.20%, 8/15/25	5,470,000	5,470,000
Total Short Term Investments (Cost $9,670,000)		9,670,000
Total Investments (Cost $11,038,815,698) 99.5%		11,302,482,833
Other Assets, less Liabilities 0.5%		55,747,578
Net Assets 100.0%		$ 11,358,230,411

†Rounds to less than 0.1% of net assets.

[a]Security purchased on a when-issued basis.

[b]Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

Franklin Federal Tax-Free Income Fund
Statement of Investments, July 31, 2013 (unaudited) *(continued)*

ABBREVIATIONS

Selected Portfolio

ACA - American Capital Access Holdings Inc.
AGMC - Assured Guaranty Municipal Corp.
AMBAC - American Municipal Bond Assurance Corp.
BHAC - Berkshire Hathaway Assurance Corp.
CDA - Community Development Authority/Agency
CIFG - CDC IXIS Financial Guaranty
COP - Certificate of Participation
EDA - Economic Development Authority
EDC - Economic Development Corp.
ETM - Escrow to Maturity
FGIC - Financial Guaranty Insurance Co.
FHA - Federal Housing Authority/Agency
FICO - Financing Corp.
GNMA - Government National Mortgage Association
GO - General Obligation
HDA - Housing Development Authority/Agency
HFA - Housing Finance Authority/Agency
HFAR - Housing Finance Authority Revenue
HFC - Housing Finance Corp.
IDA - Industrial Development Authority/Agency
IDAR - Industrial Development Authority Revenue
IDB - Industrial Development Bond/Board
IDC - Industrial Development Corp.
ISD - Independent School District
MFHR - Multi-Family Housing Revenue
MFR - Multi-Family Revenue
MTA - Metropolitan Transit Authority
NATL - National Public Financial Guarantee Corp.
NATL RE - National Public Financial Guarantee Corp. Reinsured
PBA - Public Building Authority
PCC - Pollution Control Corp.
PCR - Pollution Control Revenue
PFAR - Public Financing Authority Revenue
PSF - Permanent School Fund
RDA - Redevelopment Agency/Authority
RDAR - Redevelopment Agency Revenue
SFMR - Single Family Mortgage Revenue
UHSD - Unified/Union High School District
USD - Unified/Union School District
XLCA - XL Capital Assurance

Franklin Federal Tax-Free Income Fund

Notes to Statement of Investments (unaudited)

1. ORGANIZATION

Franklin Federal Tax-Free Income Fund (Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end investment company.

2. FINANCIAL INSTRUMENT VALUATION

The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Fund's Board of Trustees (the Board), the Fund's administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund's valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

3. INCOME TAXES

At July 31, 2013, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$ 11,038,807,230
Unrealized appreciation	$ 505,619,207

Unrealized depreciation	(241,943,604)
Net unrealized appreciation (depreciation)	$ 263,675,603

4. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:

- Level 1 – quoted prices in active markets for identical financial instruments
- Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
- Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)

The inputs or methodology used for valuing financial instruments are not an indication of the risk associated with investing in those financial instruments.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At July 31, 2013, all of the Fund's investments in financial instruments carried at fair value were valued using Level 2 inputs.

5. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no changes in the Registrant's internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN FEDERAL TAX-FREE INCOME FUND

By /s/ Laura F. Fergerson
Laura F. Fergerson
Chief Executive Officer -

Finance and Administration
Date September 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Laura F. Fergerson
Laura F. Fergerson
Chief Executive Officer -
Finance and Administration
Date September 26, 2013

By /s/ Gaston Gardey
Gaston Gardey
Chief Financial Officer and
Chief Accounting Officer
Date September 26, 2013